Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 21, 2013	Jun. 29, 2012
Document and Entity Information
Entity Registrant Name	Government Properties Income Trust
Entity Central Index Key	0001456772
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 837,877,373
Entity Common Stock, Shares Outstanding		54,643,888
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real estate properties:
Land	$ 243,611	$ 223,559
Buildings and improvements	1,279,343	1,120,022
Total real estate properties, at cost, gross	1,522,954	1,343,581
Accumulated depreciation	(175,052)	(156,274)
Total real estate properties, at cost, net	1,347,902	1,187,307
Net assets of discontinued operations	10,278	11,367
Acquired real estate leases, net	144,401	117,173
Cash and cash equivalents	5,255	3,272
Restricted cash	1,553	1,736
Rents receivable, net	28,997	28,820
Deferred leasing costs, net	7,661	3,074
Deferred financing costs, net	5,718	5,550
Other assets, net	10,369	10,276
Total assets	1,562,134	1,368,575
LIABILITIES AND SHAREHOLDERS' EQUITY
Unsecured revolving credit facility	49,500	345,500
Unsecured term loan	350,000
Mortgage notes payable	93,127	95,383
Net liabilities of discontinued operations	102	443
Accounts payable and accrued expenses	19,106	20,527
Due to related persons	3,719	4,071
Assumed real estate lease obligations, net	19,129	10,983
Total liabilities	534,683	476,907
Commitments and contingencies
Shareholders' equity:
Common shares of beneficial interest, $.01 par value: 70,000,000 shares authorized, 54,643,888 and 47,051,650 shares issued and outstanding, respectively	547	471
Additional paid in capital	1,103,982	935,438
Cumulative net income	137,293	87,333
Cumulative other comprehensive income	99	77
Cumulative common distributions	(214,470)	(131,651)
Total shareholders' equity	1,027,451	891,668
Total liabilities and shareholders' equity	$ 1,562,134	$ 1,368,575

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common shares of beneficial interest, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares of beneficial interest, shares authorized	70,000,000	70,000,000
Common shares of beneficial interest, shares issued	54,643,888	47,051,650
Common shares of beneficial interest, shares outstanding	54,643,888	47,051,650

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Rental income	$ 209,247	$ 176,379	$ 116,345
Expenses:
Real estate taxes	23,202	19,136	12,093
Utility expenses	16,418	14,805	8,929
Other operating expenses	38,155	31,234	19,746
Depreciation and amortization	50,590	39,426	24,063
Acquisition related costs	1,614	3,504	5,582
General and administrative	12,202	10,746	7,007
Total expenses	142,181	118,851	77,420
Operating income	67,066	57,528	38,925
Interest and other income	29	104	103
Interest expense (including net amortization of debt premiums and deferred financing fees of $1,332, $1,045 and $2,283, respectively)	(16,892)	(12,057)	(7,351)
Loss on extinguishment of debt			(3,786)
Equity in earnings (losses) of an investee	316	139	(1)
Income from continuing operations before income tax expense	50,519	45,714	27,890
Income tax expense	(159)	(203)	(167)
Income from continuing operations	50,360	45,511	27,723
Discontinued operations:
Income (loss) from discontinued operations	(400)	486	72
Net income	49,960	45,997	27,795
Other Comprehensive income:
Equity in unrealized gain of an investee	22	75	2
Other comprehensive income	22	75	2
Comprehensive income	$ 49,982	$ 46,072	$ 27,797
Weighted average common shares outstanding (in shares)	48,617	43,368	34,341
Income from continuing operations per common share	$ 1.04	$ 1.05	$ 0.81
Income (loss) from discontinued operations per common share	$ (0.01)	$ 0.01
Net income per common share (in dollars per share)	$ 1.03	$ 1.06	$ 0.81

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Amortization of debt premiums and deferred financing fees	$ 1,332	$ 1,045	$ 2,283

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares	Cumulative Common Distributions	Additional Paid In Capital	Cumulative Other Comprehensive Income	Cumulative Net Income
Balance at Dec. 31, 2009	$ 352,050	$ 215	$ (19,333)	$ 357,627		$ 13,541
Balance (in shares) at Dec. 31, 2009		21,481,350
Increase (Decrease) in Shareholders' Equity
Issuance of shares, net	418,930	190		418,740
Issuance of shares, net (in shares)		18,975,000
Share grants	546			546
Share grants (in shares)		44,450
Unrealized gain on investment in AIC	2				2
Net income	27,795					27,795
Distributions to common shareholders	(41,926)		(41,926)
Balance at Dec. 31, 2010	757,397	405	(61,259)	776,913	2	41,336
Balance (in shares) at Dec. 31, 2010		40,500,800
Increase (Decrease) in Shareholders' Equity
Issuance of shares, net	157,870	65		157,805
Issuance of shares, net (in shares)		6,500,000
Share grants	721	1		720
Share grants (in shares)		50,850
Unrealized gain on investment in AIC	75				75
Net income	45,997					45,997
Distributions to common shareholders	(70,392)		(70,392)
Balance at Dec. 31, 2011	891,668	471	(131,651)	935,438	77	87,333
Balance (in shares) at Dec. 31, 2011		47,051,650
Increase (Decrease) in Shareholders' Equity
Issuance of shares, net	166,718	75		166,643
Issuance of shares, net (in shares)		7,500,000
Share grants	1,902	1		1,901
Share grants (in shares)		92,238
Unrealized gain on investment in AIC	22				22
Net income	49,960					49,960
Distributions to common shareholders	(82,819)		(82,819)
Balance at Dec. 31, 2012	$ 1,027,451	$ 547	$ (214,470)	$ 1,103,982	$ 99	$ 137,293
Balance (in shares) at Dec. 31, 2012		54,643,888

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 49,960	$ 45,997	$ 27,795
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	32,348	26,886	19,180
Net amortization of debt premium and deferred financing fees	1,332	1,045	2,283
Straight line rental income	(3,553)	(1,729)	5
Amortization of acquired real estate leases	19,507	13,071	4,627
Amortization of deferred leasing costs	1,122	630	465
Other non-cash expenses	1,598	763	742
Loss on asset impairment	494
Loss on extinguishment of debt			3,786
Equity in (earnings) losses of an investee	(316)	(139)	1
Change in assets and liabilities:
Restricted cash	183	(188)	(1,548)
Deferred leasing costs	(5,183)	(2,702)	(137)
Rents receivable	3,454	(8,071)	(5,661)
Due from related persons			103
Decrease in other assets	257	(1,708)	(1,361)
Accounts payable and accrued expenses	(940)	3,909	4,433
Due to related persons	45	2,723	511
Cash provided by operating activities	100,308	80,487	55,224
CASH FLOWS FROM INVESTING ACTIVITIES:
Real estate acquisitions and deposits	(213,626)	(387,491)	(384,375)
Real estate improvements	(18,841)	(3,060)	(6,317)
Investment in Affiliates Insurance Company			(76)
Cash used in investing activities	(232,467)	(390,551)	(390,768)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares, net	166,718	157,870	418,930
Repayment of mortgage notes payable	(1,793)	(1,005)	(571)
Borrowings on unsecured revolving credit facility	230,500	472,500	335,000
Repayments on unsecured revolving credit facility	(526,500)	(245,000)	(361,375)
Proceeds from unsecured term loan	350,000
Financing fees	(1,964)	(3,074)	(4,962)
Distributions to common shareholders	(82,819)	(70,392)	(50,519)
Cash provided by financing activities	134,142	310,899	336,503
Increase in cash and cash equivalents	1,983	835	959
Cash and cash equivalents at beginning of year	3,272	2,437	1,478
Cash and cash equivalents at end of year	5,255	3,272	2,437
Supplemental cash flow information
Interest paid	15,469	10,309	4,333
Income taxes paid	117	72	145
Non-cash investing activities
Real estate acquisitions funded with the assumption of mortgage debt		(49,395)	(44,951)
Non-cash financing activities
Assumption of mortgage debt		49,395	44,951
Issuance of common shares	$ (1,902)	$ (721)	$ (546)

Organization	12 Months Ended
Dec. 31, 2012
Organization
Organization

Note 1. Organization

Government Properties Income Trust, or the Company, we or us, was organized as a real estate investment trust, or REIT, under Maryland law on February 17, 2009 as a wholly owned subsidiary of CommonWealth REIT, or CWH. At the time of our organization, we issued 9.95 million of our common shares of beneficial interest, par value $.01 per share, or our common shares, to CWH.  On April 24, 2009, we acquired 100% ownership of our 29 initial properties, or the Initial Properties, by means of a contribution from CWH to one of our subsidiaries. On June 8, 2009, we closed on our initial public offering, or IPO, and we became a separate publicly owned company.

As of December 31, 2012, we owned 84 properties, including two properties classified as discontinued operations, or the Properties, located in 32 states and the District of Columbia containing approximately 10.2 million rentable square feet.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Presentation.  Prior to our IPO, CWH directly or indirectly wholly owned us, and we have presented applicable transactions at CWH’s historical basis.

These consolidated financial statements include the accounts of us and our subsidiaries, all of which are 100% owned directly or indirectly by us. All intercompany transactions and balances have been eliminated.

We account for our investment in Affiliates Insurance Company, or AIC, using the equity method of accounting. Significant influence is present through common representation on the boards of trustees or directors of us and AIC. Our Managing Trustees are also owners of Reit Management & Research LLC, or RMR, which is the manager of us and AIC, and each of our Trustees is a director of AIC. See Note 5 for a further discussion of our investment in AIC.

Real Estate Properties.  As required by U.S. generally accepted accounting principles, or GAAP, we have generally adopted the accounting treatment and policies for our properties and business which were previously employed by CWH. We record our Initial Properties at cost to CWH and our other properties at our cost and provide depreciation on real estate investments on a straight line basis over estimated useful lives ranging up to 40 years. We and CWH estimated the purchase price allocations and the useful lives of our properties. In some circumstances, we and CWH engaged independent real estate appraisal firms to provide market information and evaluations which are relevant to our purchase price allocations and determinations of useful lives; however, we are ultimately responsible for the purchase price allocations and determinations of useful lives.

We and CWH allocated the purchase prices of our properties to land, building and improvements based on determinations of the relative fair values of these assets assuming the properties are vacant. We and CWH determined the fair value of each property using methods similar to those used by independent appraisers. We and CWH allocated a portion of the purchase price of our properties to above market and below market leases based on the present value (using an interest rate which reflects the risks associated with acquired in place leases at the time each property was acquired by us or CWH) of the difference between (i) the contractual amounts to be paid pursuant to the acquired in place leases and (ii) our estimates of fair market lease rates for the corresponding leases, measured over a period equal to the terms of the respective leases. We and CWH allocated a portion of the purchase price to acquired in place leases and tenant relationships in an amount equal to the excess of (i) the purchase price paid for each property, after adjusting existing acquired in place leases to market rental rates, over (ii) the estimated fair value of the property, as if vacant. We and CWH allocated this aggregate value between acquired in place lease values and tenant relationships based on our evaluation of the specific characteristics of each tenant’s lease. However, we have not separated the value of tenant relationships from the value of acquired in place leases because such value and related amortization expense is immaterial to the accompanying financial statements. In making these allocations, we considered factors such as estimated carrying costs during the expected lease up periods, including real estate taxes, insurance and other operating income and expenses and costs, such as leasing commissions, legal and other related expenses, to execute similar leases in current market conditions at the time a property was acquired by us or CWH. If the value of tenant relationships becomes material in the future, we may separately allocate those amounts and amortize the allocated amount over the estimated life of the relationships.

We amortize capitalized above market lease values (included in acquired in place real estate leases in our consolidated balance sheets) and below market lease values (presented as assumed real estate lease obligations in our consolidated balance sheets) as a reduction or increase, respectively, to rental income over the terms of the associated leases. Such amortization resulted in net decreases to rental income of $2,056, $725, and $78 during the years ended December 31, 2012, 2011 and 2010, respectively, and increases to discontinued operations of $244, $227 and $44 during the years ended December 31, 2012, 2011 and 2010, respectively. We amortize the value of acquired in place leases (included in acquired in place real estate leases in our consolidated balance sheets), exclusive of the value of above market and below market acquired in place leases, over the terms of the associated leases. Such amortization amounted to $17,389, $12,182 and $4,490 during the years ended December 31, 2012, 2011 and 2010, respectively.  The amount of such amortization included in income from discontinued operations totaled $306, $391 and $103 during the years ended December 31, 2012, 2011 and 2010, respectively. When a lease is terminated prior to its stated expiration, we write off the unamortized amounts relating to that lease.

Capitalized above market lease values for properties held and used in operations were $39,594 and $38,376 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $10,892 and $7,656, respectively.  Capitalized above market lease values for properties classified as discontinued operations were $4 and $39 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $3 and $147, respectively. Capitalized below market lease values for properties held and used in operations were $28,408 and $20,539 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $9,279 and $9,137, respectively. Capitalized below market lease values for properties classified as discontinued operations were zero and $279 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of zero and $419, respectively.  The value of acquired in place leases for properties held and used in operations, exclusive of the value of above and below market acquired in place leases, were $148,578 and $105,507 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $32,769 and $19,355, respectively.  The value of acquired in place leases for properties classified as discontinued operations, exclusive of the value of above and below market acquired in place leases, were $78 and $384 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $50 and $494, respectively.  Future amortization of net intangible lease assets and liabilities, excluding discontinued operations, to be recognized over the current terms of the associated leases as of December 31, 2012 are estimated to be $20,514 in 2013, $19,919 in 2014, $17,757 in 2015, $15,976 in 2016, $14,410 in 2017 and $36,696 thereafter.

We regularly evaluate whether events or changes in circumstances have occurred that could indicate an impairment in the value of long lived assets. If there is an indication that the carrying value of an asset is not recoverable, we estimate the projected undiscounted cash flows to determine if an impairment loss should be recognized. We determine the amount of any impairment loss by comparing the historical carrying value to estimated fair value. We estimate fair value through an evaluation of recent financial performance and projected discounted cash flows using standard industry valuation techniques. In addition to consideration of impairment upon the events or changes in circumstances described above, we regularly evaluate the remaining lives of our long lived assets. If we change our estimate of the remaining lives, we allocate the carrying value of the affected assets over their revised remaining lives.

Cash and Cash Equivalents.  We consider highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents.

Restricted Cash.  Restricted cash consists of amounts escrowed for future real estate taxes, insurance, leasing costs, capital expenditures and debt service, as required by certain of our mortgage debts.

Deferred Leasing Costs.  Deferred leasing costs include brokerage, legal and other fees associated with the successful negotiation of leases and are amortized on a straight line basis over the terms of the respective leases. Deferred leasing costs totaled $9,395 and $5,684 at December 31, 2012 and 2011, respectively, and accumulated amortization of deferred leasing costs totaled $1,734 and $2,610 at December 31, 2012 and 2011, respectively. Future amortization of deferred leasing costs to be recognized during the current terms of our existing leases as of December 31, 2012 are estimated to be $1,316 in 2013, $1,241 in 2014, $1,177 in 2015, $1,011 in 2016, $651 in 2017 and $2,265 thereafter.

Deferred Financing Fees.  Deferred financing fees include issuance or assumption costs related to borrowings and are capitalized and amortized on a straight line basis over the terms of the respective loans. At December 31, 2012 and 2011, deferred financing fees totaled $9,335 and $7,372, respectively, and accumulated amortization of deferred financing fees totaled $3,617 and $1,822, respectively. Future amortization of deferred financing fees to be recognized with respect to our loans as of December 31, 2012 are estimated to be $1,807 in 2013, $1,803 in 2014, $1,540 in 2015, $449 in 2016, $45 in 2017 and $74 thereafter.

Revenue Recognition.  Rental income from operating leases is recognized on a straight line basis over the life of lease agreements. We increased (decreased) rental income by $3,553, $1,729 and ($5) to record revenue on a straight line basis during the years ended December 31, 2012, 2011 and 2010, respectively.  Rents receivable include $7,455 and $3,901 of straight line rent receivables at December 31, 2012 and 2011, respectively.

Income Taxes.  We have elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, and, accordingly, we generally will not be subject to federal income taxes provided we distribute our taxable income and meet certain other requirements to qualify as a REIT. We are, however, subject to certain state and local taxes.

Cumulative Other Comprehensive Income.  Cumulative other comprehensive income consists of the unrealized gains related to our investment in AIC, as described in Note 5.

Reclassifications.  Certain reclassifications have been made to the prior years’ financial statements to conform to the current year’s presentation.

Use of Estimates.  Preparation of these financial statements in conformity with GAAP requires us to make estimates and assumptions that may affect the amounts reported in these consolidated financial statements and related notes. The actual results could differ from these estimates.

Net Income Per Share.  We compute net income per common share using the weighted average number of common shares outstanding. We had no common share equivalents during the periods presented.

Segment Reporting.  We operate in one business segment: ownership of properties that are primarily leased to government tenants.

New Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements
New Accounting Pronouncements

Note 3. New Accounting Pronouncements

In January 2012, we adopted Financial Accounting Standards Board, or FASB, Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS.  This update clarified the application of existing fair value measurement requirements.  This update also required reporting entities to disclose additional information regarding fair value measurements categorized within Level 3 of the fair value hierarchy.  This update was effective for interim and annual reporting periods beginning after December 15, 2011.  The implementation of this update did not cause any material changes to the disclosures in, or presentation of, our consolidated financial statements.

In January 2012, we adopted FASB Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income.  This update eliminated the option to report other comprehensive income and its components in the statement of shareholders’ equity.  This update was intended to enhance comparability between entities that report under GAAP and to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity.  This standard was effective for interim and annual reporting periods beginning after December 15, 2011.  The implementation of this update did not cause any changes to our consolidated financial statements other than the presentation of the consolidated statements of comprehensive income.

Real Estate Properties	12 Months Ended
Dec. 31, 2012
Real Estate Properties
Real Estate Properties

Note 4. Real Estate Properties

As of December 31, 2012, we owned 82 properties, excluding two properties classified as discontinued operations, with an undepreciated carrying value, net of impairment losses, of $1,522,954. We generally lease space in our properties on a gross lease or modified gross lease basis pursuant to fixed term operating leases expiring between 2013 and 2027. Certain of our government tenants have the right to terminate their leases before the lease term expires.  Our leases generally require us to pay all or some property operating expenses and to provide all or most property management services. During the year ended December 31, 2012, we entered into 48 leases for 1,192,532 rentable square feet for a weighted average (by revenue) lease term of 5.7 years and we made commitments for approximately $13,696 of leasing related costs.  We have unspent leasing related obligations of approximately $9,538 as of December 31, 2012.

Our future minimum lease payments related to our properties, excluding two properties classified as discontinued operations (excluding real estate tax and other expense reimbursements), scheduled to be received during the current terms of the existing leases as of December 31, 2012 are as follows:

2013	$198,866
2014	189,036
2015	169,926
2016	150,565
2017	131,225
Thereafter	339,292
$1,178,910

As of December 31, 2012, excluding tenants at two properties classified as discontinued operations, government tenants who currently represent approximately 3.3% of our total future minimum lease payments have currently exercisable rights to terminate their leases before the stated expirations.  In 2013, 2014, 2015, 2016, 2017, 2018, 2019 and 2020, early termination rights become exercisable by other government tenants who currently represent an additional approximately 3.8%, 3.6%, 0.4%, 12.6%, 5.6%, 2.0%, 7.7% and 1.6% of our total future minimum lease payments, respectively.  In addition as of December 31, 2012, 12 of our state government tenants have the currently exercisable right to terminate their leases if these states do not appropriate rent in their respective annual budgets. These 12 tenants represent approximately 7.1% of our total future minimum lease payments.

During the year ended December 31, 2012, we acquired 12 office properties and one office warehouse property located in nine states for an aggregate purchase price of $213,974, excluding acquisition costs.  We allocated the purchase prices of these acquisitions based on the estimated fair values of the acquired assets and assumed liabilities as follows:

								Acquired	Other
		Number of	Square	Purchase		Buildings and	Acquired	Lease	Assumed
Date	Location	Properties	Feet	Price(1)	Land	Improvements	Leases	Obligations	Liabilities
June 2012	Everett, WA	2	111,908	$20,425	$3,360	$15,376	$2,449	$(760)	$—
June 2012	Albany, NY	1	64,000	8,525	790	6,400	1,578	(243)	—
July 2012	Stockton, CA	1	22,012	8,251	563	5,470	2,218	—	—
July 2012	Atlanta, GA	1	90,688	23,666	1,390	19,635	6,983	(4,342)	—
July 2012	Ellenwood, GA	1	352,064	33,020	4,047	20,017	8,956	—	—
July 2012	Jackson, MS	1	109,819	31,314	440	25,458	8,270	(2,854)	—
September 2012	Boise, ID	3	180,952	40,150	3,390	29,026	7,734	—	—
September 2012	Kansas City, MO	1	86,739	15,700	2,776	12,070	3,425	(2,571)	(75)
November 2012	Windsor Mill, MD(2)	1	80,398	14,450	1,598	10,219	2,679	(46)	—
December 2012	Florence, KY(2) (3)	1	167,939	18,473	1,698	11,722	5,402	(349)	(273)
		13	1,266,519	$213,974	$20,052	$155,393	$49,694	$(11,165)	$(348)

(1)                                     Purchase price excludes acquisition related costs.

(2)                                     The allocation of purchase price is based upon preliminary estimates and may change based upon the completion of our analysis of acquired in place leases.

(3)                                     Pursuant to the terms of the purchase agreement for this property, the seller is entitled to up to $1,800 of additional purchase consideration based upon the property’s 2013 real estate tax assessment.  The estimated fair value (based on Level 3 inputs as defined in the fair value hierarchy under GAAP) of this additional consideration at December 31, 2012 of $273 is included in the $18,473 purchase price. Subsequent changes in the fair value of this additional consideration will be recognized in our Consolidated Statement of Income.

In June 2012, we acquired two office properties located in Everett, WA with 111,908 rentable square feet.  These properties are 100% leased to the State of Washington and occupied by the Department of Social and Health Services.  The purchase price was $20,425, excluding acquisition costs.

Also in June 2012, we acquired an office property located in Albany, NY with 64,000 rentable square feet.  This property is 100% leased to the State of New York and occupied by the Department of Agriculture.  The purchase price was $8,525, excluding acquisition costs.

In July 2012, we acquired an office property located in Stockton, CA with 22,012 rentable square feet.  This property is 100% leased to the U.S. Government and occupied by the Department of Immigration and Customs Enforcement.  The purchase price was $8,251, excluding acquisition costs.

Also in July 2012, we acquired two office properties located in Atlanta, GA and Jackson, MS and an office warehouse property located in Ellenwood, GA with a combined total of 552,571 rentable square feet.  These properties are 100% leased to the U.S. Government and occupied by the Department of Homeland Security, Immigration and Customs Enforcement, the Federal Bureau of Investigation and the National Archives and Records Administration.  The aggregate purchase price was $88,000, excluding acquisition costs.

In September 2012, we acquired three office properties located in Boise, ID with 180,952 rentable square feet.  These properties are 100% leased to the U.S. Government and occupied by the Natural Resource Center and the Department of Homeland Security.  The aggregate purchase price was $40,150, excluding acquisition costs.

Also in September 2012, we acquired an office property located in Kansas City, MO with 86,739 rentable square feet.  This property is 100% leased to the U.S. Government and occupied by the Federal Bureau of Investigation.  The purchase price was $15,700, excluding acquisition costs.

In November 2012, we acquired an office property located in Windsor Mill, MD with 80,398 rentable square feet.  This property is 100% leased to two tenants, of which 97% is leased to the U.S. Government and occupied by the Centers for Medicare and Medicaid.  The aggregate purchase price was $14,450, excluding acquisition costs.

In December 2012, we acquired an office property located in Florence, KY with 167,939 rentable square feet.  This property is 100% leased to the U.S. Government and occupied by the Internal Revenue Service.  The aggregate purchase price was $18,473, excluding acquisition costs and including estimated additional consideration.  The additional consideration is based upon the level of real estate tax expense growth for the year ended December 31, 2013.  The estimated fair value (Level 3 inputs as defined in the fair value hierarchy under GAAP) of this additional consideration at December 31, 2012 of $273 is included in the $18,473 purchase price. Subsequent changes in the fair value of this additional consideration will be recognized in our Consolidated Statement of Income.

In January 2013, we entered an agreement to sell an office property located in Oklahoma City, OK with 185,881 rentable square feet and a net book value of $7,992 at December 31, 2012.  In February 2013, we sold this property for $16,300, excluding closing costs, and recognized a gain on sale of $8,198.

In February 2013, we entered an agreement to sell an office property located in Tucson, AZ with 31,051 rentable square feet and a net book value of $2,092 (net of a $494 loss on impairment recognized in the fourth quarter of 2012) at December 31, 2012.  The net book value of this property at December 31, 2012 reflects the estimated fair value (Level 3 inputs as defined in the fair value hierarchy under GAAP) of the property based upon the contract purchase price as of December 31, 2012 of $2,200 less estimated closing costs.  In March 2013, we sold this property for $2,189, excluding closing costs, and recognized a loss on sale of $30.

Results of operations for properties sold are included in discontinued operations in our consolidated statements of income and comprehensive income once the criteria for discontinued operations in the Presentation of Financial Statements Topic of the FASB Accounting Standards Codification TM are met. Summarized income statement information for properties sold is as follows:

	Year Ended December 31,
	2012	2011	2010
Rental income	$1,829	$2,571	$874
Real estate taxes	(211)	(209)	(84)
Utility expenses	(392)	(511)	(135)
Other operating expenses	(403)	(550)	(191)
Depreciation and amortization	(576)	(663)	(176)
Loss on asset impairment	(494)	—	—
Acquisition related costs	—	—	(168)
General and administrative	(153)	(152)	(48)
Income (loss) from discontinued operations	$(400)	$486	$72

Related Person Transactions	12 Months Ended
Dec. 31, 2012
Related Person Transactions
Related Person Transactions

Note 5. Related Person Transactions

We have adopted written Governance Guidelines that address the consideration and approval of any related person transactions.  Under these Governance Guidelines, we may not enter into any transaction in which any Trustee or executive officer, any member of the immediate family of any Trustee or executive officer or any other related person, has or will have a direct or indirect material interest unless that transaction has been disclosed or made known to our Board of Trustees and our Board of Trustees reviews and approves or ratifies the transaction by the affirmative vote of a majority of the disinterested Trustees, even if the disinterested Trustees constitute less than a quorum.  If there are no disinterested Trustees, the transaction must be reviewed and approved or ratified by both (1) the affirmative vote of a majority of our entire Board of Trustees and (2) the affirmative vote of a majority of our Independent Trustees.  The Governance Guidelines further provide that, in determining whether to approve or ratify a transaction, our Board of Trustees, or disinterested Trustees or Independent Trustees, as the case may be, shall act in accordance with any applicable provisions of our declaration of trust, consider all of the relevant facts and circumstances and approve only those transactions that are fair and reasonable to us.  All related person transactions described below were reviewed and approved or ratified by a majority of the disinterested Trustees or otherwise in accordance with our policies described above.  In the case of transactions with us by RMR employees (other than our Trustees and executive officers) subject to our Code of Business Conduct and Ethics, the employee must seek approval from an executive officer who has no interest in the matter for which approval is being requested.

We have no employees.  Personnel and various services we require to operate our business are provided to us by RMR.  We have two agreements with RMR to provide management and administrative services to us: (1) a business management agreement, which relates to our business generally, and (2) a property management agreement, which relates to our property level operations.

RMR has approximately 820 employees.  One of our Managing Trustees, Mr. Barry Portnoy, is Chairman, majority owner and an employee of RMR.  Our other Managing Trustee, Mr. Adam Portnoy, is the son of Mr. Barry Portnoy, and an owner, President, Chief Executive Officer and a director of RMR.  Each of our executive officers is also an officer of RMR.  CWH’s executive officers are officers of RMR.  Our Independent Trustees also serve as independent directors or independent trustees of other public companies to which RMR provides management services.  Mr. Barry Portnoy serves as a managing director or managing trustee of those companies, including CWH, and Mr. Adam Portnoy serves as a managing trustee of a majority of those companies, including CWH.  In addition, officers of RMR serve as officers of those companies.  We understand that further information regarding those relationships is provided in the applicable periodic reports and proxy statements filed by those other companies with the SEC.

Our Board of Trustees has given our Compensation Committee, which is comprised exclusively of our Independent Trustees, authority to act on our behalf with respect to our management agreements with RMR.  The charter of our Compensation Committee requires the Committee annually to review the terms of these agreements, evaluate RMR’s performance under the agreements and renew, amend, terminate or allow to expire the management agreements.

Our business management agreement with RMR provides for payment to RMR of a business management fee at an annual rate equal to the sum of (a) with respect to properties transferred to us by CWH or another REIT to which RMR provides business management or property management services, or an RMR Managed REIT, 0.5% of the historical cost of such properties to CWH or the RMR Managed REIT (accordingly, the business management fee we pay to RMR in respect of the properties so transferred would be expected to correspond to the reduction in the similar business management fee that CWH or the RMR Managed REIT pays to RMR, such that RMR would not be expected to receive an increase in the business management fees payable in aggregate by us and CWH or the RMR Managed REIT in respect of the transferred properties), plus (b) with respect to other properties we acquire, (i) 0.7% of our aggregate cost of those properties up to and including $250,000, plus (ii) 0.5% of our aggregate cost of those properties in excess of $250,000.  In addition, RMR receives an incentive fee equal to 15% of the product of (i) the weighted average of our common shares outstanding on a fully diluted basis during a fiscal year and (ii) the excess, if any, of the FFO Per Share, as defined in the business management agreement, for such fiscal year over the FFO Per Share for the preceding fiscal year.  The incentive fee is paid in our common shares and in any year shall not exceed $0.02 multiplied by the weighted average number of our common shares outstanding on a fully diluted basis during such fiscal year.  Our common shares for these purposes are valued at the average closing prices of our common shares as reported on the New York Stock Exchange, or NYSE, during the month of December of the fiscal year to which the incentive fee pertains.  The business management agreement also provides that, with certain exceptions, if we determine to offer for sale or other disposition any real property that, at such time, is of a type within the investment focus of another RMR Managed REIT, we will first offer that property for purchase or disposition to that RMR Managed REIT and negotiate in good faith for such purchase or disposition.  The business management fees we paid to RMR for 2012, 2011 and 2010 were $9,077, $7,741 and $4,453, respectively.  These amounts are included in general and administrative expenses in our consolidated financial statements.  In March 2012, we issued 39,141 of our common shares to RMR for the incentive fee for 2011, and in March 2013 we expect to issue 20,230 of our common shares to RMR for the incentive fee for 2012.  No incentive fee was payable to RMR for 2010.

Our property management agreement with RMR provides for management fees equal to 3.0% of gross collected rents and construction supervision fees equal to 5.0% of construction costs.  The aggregate property management and construction supervision fees we paid to RMR for 2012, 2011 and 2010 were $7,018, $6,321 and $3,785, respectively.  These amounts are included in other operating expenses or have been capitalized, as appropriate, in our consolidated financial statements.

RMR also provides internal audit services to us in return for our share of the total internal audit costs incurred by RMR for us and other publicly owned companies managed by RMR and its affiliates, which amounts are subject to approval by our Compensation Committee.  Our Audit Committee appoints our Director of Internal Audit.  Our pro rata share of RMR’s costs of providing this internal audit function was approximately $193, $240 and $211 for 2012, 2011 and 2010, respectively, which amounts are included in general and administrative expenses in our consolidated financial statements.  These allocated costs are in addition to the business and property management fees we paid to RMR.

We are generally responsible for all of our operating expenses, including certain expenses incurred by RMR on our behalf.  We are not responsible for payment of RMR’s employment, office or administration expenses incurred to provide management services to us, except for the employment and related expenses of RMR employees who provide on-site property management services and our pro rata share of the staff employed by RMR who perform our internal audit function.  Pursuant to our business management agreement, RMR may from time to time negotiate on our behalf with certain third party vendors and suppliers for the procurement of services to us.  As part of this arrangement, we may enter agreements with RMR and other companies to which RMR provides management services for the purpose of obtaining more favorable terms from such vendors and suppliers.

Both our business management agreement with RMR and our property management agreement with RMR automatically renew for successive one year terms unless we or RMR give notice of non-renewal before the end of an applicable term.  We or RMR may terminate either agreement upon 60 days’ prior written notice, and RMR may also terminate either agreement upon five business days’ notice if we undergo a change of control, as defined in the applicable agreement.  On December 10, 2012, we entered amendments to these agreements, which extended the term of the business management agreement until December 31, 2013, clarified certain currently existing policies in the business management agreement and changed certain procedures for the arbitration of disputes pursuant to these agreements.

Under our business management agreement with RMR, we acknowledge that RMR also provides management services to other companies, including CWH, and will not be required to present us with opportunities to invest in properties that are primarily of a type that are within the investment focus of another business now or in the future managed by RMR and that, in the event of conflict between us and any such other company, RMR shall in its discretion determine on which party’s behalf it shall act.  RMR has also agreed not to provide business management services to any other business that is principally engaged in the business of owning properties that are majority leased to or occupied by Governmental Authorities, as defined in the business management agreement, or that are reasonably expected to be majority leased to Governmental Authorities, without the consent of our Independent Trustees.

RMR leases from us approximately 1,400 square feet of office space for one of its regional offices.  We earned approximately $32, $31 and $14 in rental income from RMR in 2012, 2011 and 2010, respectively, which we believe was commercially reasonable rent for this office space.

Under our equity compensation plan adopted in 2009, or the 2009 Plan, we typically grant restricted shares to certain employees of RMR, some of whom are our executive officers.  In 2012, 2011 and 2010, we granted a total of 43,917 restricted shares with an aggregate value of $1,043, 40,850 restricted shares with an aggregate value of $922 and 36,950 restricted shares with an aggregate value of $985, respectively, to such persons, based upon the closing price of our common shares on the NYSE on the dates of grants.  One fifth of those restricted shares vested on the grant dates and one fifth vests on each of the next four anniversaries of the grant dates.  These share grants to RMR employees are in addition to the fees we pay to RMR.  On occasion, we have entered into arrangements with former employees of RMR in connection with the termination of their employment with RMR, providing for the acceleration of vesting of restricted shares previously granted to them under the 2009 Plan.

CWH organized us as a 100% owned subsidiary.  In 2009, we completed our IPO, pursuant to which we ceased to be a majority owned subsidiary of CWH.  CWH is our largest shareholder and, as of the date of the filing of our Annual Report on Form 10-K for the year ended December 31, 2012, CWH owned 9,950,000 of our common shares, or approximately 18.2% of our outstanding common shares.  One of our Managing Trustees, Mr. Barry Portnoy, is a managing trustee of CWH.  Our other Managing Trustee, Mr. Adam Portnoy, is a managing trustee and the President of CWH.  The purchase agreements between us and CWH described below which were entered after we became a separate public company, were negotiated and approved by special committees of each company’s board of trustees, comprised solely of Independent Trustees who are not also Independent Trustees of the other party to these agreements.

In connection with our IPO, we and CWH entered into a transaction agreement that governs our separation from and relationship with CWH.  Pursuant to this transaction agreement, among other things, we and CWH agreed that, so long as CWH owns in excess of 10% of our outstanding common shares, we and CWH engage the same manager or we and CWH have any common managing trustees: (1) CWH will not acquire ownership of properties that are majority leased to government tenants, unless a majority of our Independent Trustees who are not also trustees of CWH have determined not to make the acquisition; (2) we will not acquire ownership of office or industrial properties that are not majority leased to government tenants, unless a majority of CWH’s independent trustees who are not also our Trustees have determined not to make the acquisition; and (3) we will have a right of first refusal to acquire any property owned by CWH that CWH determines to divest if the property is then majority leased to a government tenant, which right of first refusal will also apply in the event of an indirect sale of any such properties resulting from a change of control of CWH.  The provisions described in (1) and (2) do not prevent us from continuing to own and lease our current properties or properties otherwise acquired by us that cease to be majority leased to government tenants following the termination of government tenancies; and, similarly, the provisions described in (1) and (2) also do not prohibit CWH from leasing its current or future properties to government tenants.  We and CWH also agreed that disputes arising under the transaction agreement may be resolved by binding arbitration.

In June 2010, we purchased 15 properties (approximately 1,900,000 rentable square feet), which were majority leased to government tenants, from CWH for an aggregate purchase price of $231,000, excluding closing costs.  These 15 properties were subject to the right of first refusal CWH granted to us in the transaction agreement described above.  These purchase agreements with CWH include arbitration provisions for the resolution of disputes.

We, RMR, CWH and five other companies to which RMR provides management services each currently own 12.5% of AIC, an Indiana insurance company.  All of our Trustees, all of the trustees and directors of the other publicly held AIC shareholders and nearly all of the directors of RMR currently serve on the board of directors of AIC.  RMR provides management and administrative services to AIC pursuant to a management and administrative services agreement with AIC.  Our Governance Guidelines provide that any material transaction between us and AIC shall be reviewed, authorized and approved or ratified by the affirmative votes of both a majority of our entire Board of Trustees and a majority of our Independent Trustees.  The shareholders agreement among us, the other shareholders of AIC and AIC includes arbitration provisions for the resolution of disputes.

As of December 31, 2012, we have invested $5,194 in AIC since we became an equity owner of AIC in December 2009.  Although we own less than 20% of AIC, we use the equity method to account for this investment because we believe that we have significant influence over AIC because all of our Trustees are also directors of AIC.  Our investment in AIC had a carrying value of $5,747, $5,409 and $5,195 as of December 31, 2012, 2011 and 2010, respectively, which amounts are included in other assets on our consolidated balance sheets.  For 2012, 2011 and 2010, we recognized income of $316 and $139 and a loss of $1, respectively, related to our investment in AIC.  We and the other shareholders of AIC have purchased property insurance providing $500,000 of coverage pursuant to an insurance program arranged by AIC and with respect to which AIC is a reinsurer of certain coverage amounts.  This program was modified and extended in June 2012 for a one year term, and we paid a premium, including taxes and fees, of $410 in connection with that renewal, which amount may be adjusted from time to time as we acquire or dispose of properties that are included in this program.  Our annual premiums for this property insurance in 2011 and 2010 were $1,286 and $415, respectively.  We are also currently investigating the possibilities to expand our insurance relationships with AIC to include other types of insurance.  We may invest additional amounts in AIC in the future if the expansion of this insurance business requires additional capital, but we are not obligated to do so.  By participating in this insurance business with RMR and the other companies to which RMR provides management services, we expect that we may benefit financially by possibly reducing our insurance expenses or by realizing our pro rata share of any profits of this insurance business.

Concentration	12 Months Ended
Dec. 31, 2012
Concentration
Concentration

Note 6. Concentration

Tenant and Credit Concentration

We define annualized rental income as the annualized contractual base rents from our tenants pursuant to our lease agreements with them as of the measurement date, plus straight line rent adjustments and estimated recurring expense reimbursements to be paid to us, and excluding lease value amortization.  The U.S. Government, 10 state governments and the United Nations combined were responsible for approximately 93.9%, 91.9% and 93.0% of our annualized rental income, excluding two properties classified as discontinued operations, as of December 31, 2012, 2011 and 2010, respectively.  The U.S. Government is our largest tenant by annualized rental income and was responsible for approximately 71.6%, 69.3% and 78.0% of our annualized rental income, excluding two properties classified as discontinued operations, as of December 31, 2012, 2011 and 2010, respectively.

Geographic Concentration

At December 31, 2012, our 82 properties, excluding two properties classified as discontinued operations, were located in 32 states and the District of Columbia.  Properties located in Maryland, California, the District of Columbia, Georgia, New York and Massachusetts were responsible for approximately 12.6%, 12.1%, 10.4%, 9.6%, 9.0% and 6.1% of our annualized rental income as of December 31, 2012, respectively.

Indebtedness	12 Months Ended
Dec. 31, 2012
Indebtedness
Indebtedness

Note 7. Indebtedness

At December 31, 2012 and 2011, our outstanding indebtedness consisted of the following:

	December 31,
	2012	2011
Unsecured revolving credit facility, due in 2015	$49,500	$345,500
Unsecured term loan, due in 2017	350,000	—
Mortgage note payable, 5.73% interest rate, including unamortized premium of $621, due in 2015(1)	49,274	50,118
Mortgage note payable, 6.21% interest rate, due in 2016(1)	24,441	24,713
Mortgage note payable, 7.00% interest rate, including unamortized premium of $878, due in 2019(1)	10,247	10,559
Mortgage note payable, 8.15% interest rate, including unamortized premium of $651, due in 2021(1)	9,165	9,993
	$492,627	$440,883

(1)                                     We assumed these mortgages in connection with our acquisition of certain properties.  The stated interest rates for these mortgage debts are the contractually stated rates.  We recorded the assumed mortgages at estimated fair value on the date of acquisition and we are amortizing the fair value premiums, if any, to interest expense over the respective terms of the mortgages to reduce interest expense to the estimated market interest rates as of the date of acquisition.

We have a $550,000 unsecured revolving credit facility that is available for general business purposes, including acquisitions.  The maturity date of our revolving credit facility is October 19, 2015 and, subject to the payment of an extension fee and meeting certain other conditions, includes an option for us to extend the stated maturity date of our revolving credit facility by one year to October 19, 2016.  In addition, our revolving credit facility includes a feature under which maximum borrowings may be increased to up to $1,100,000 in certain circumstances.  Borrowings under our revolving credit facility bear interest at a rate of LIBOR plus a spread of 150 basis points.  We also pay a facility fee of 35 basis points per annum on the total amount of lending commitments under our revolving credit facility.  Both the interest rate spread and the facility fee are subject to adjustment based upon changes to our credit ratings.  As of December 31, 2012, the interest rate payable on borrowings under our revolving credit facility was 1.71%, and the weighted average annual interest rate for borrowings under our revolving credit facility was 1.75% and 2.19% for the years ended December 31, 2012 and December 31 2011, respectively.  As of December 31, 2012 we had $49,500 outstanding and $500,500 available under our revolving credit facility.

In January 2012, we entered into a five year $350,000 unsecured term loan. Our term loan matures on January 11, 2017, and is prepayable without penalty at any time.  In addition, our term loan includes a feature under which maximum borrowings may be increased to up to $700,000 in certain circumstances. Our term loan bears interest at a rate of LIBOR plus a spread, which was 175 basis points as of December 31, 2012.  The interest rate spread is subject to adjustment based upon changes to our credit ratings.  As of December 31, 2012, the interest rate for the amount outstanding under our term loan was 1.96% and the weighted average interest rate for the amount outstanding under our term loan was 1.99% for the period from January 12, 2012 to December 31, 2012.

Our revolving credit facility agreement and our term loan agreement provide for acceleration of payment of all amounts due thereunder upon the occurrence and continuation of certain events of default,  including a change of control of us and the termination of our business management agreement with RMR.  Our revolving credit facility agreement and our term loan agreement also contain a number of covenants,  including covenants that restrict our ability to incur debts or to make distributions under certain circumstances and require us to maintain financial ratios and a minimum net worth.

At December 31, 2012, five of our properties with an aggregate net book value of $122,682 were secured by four mortgage notes.  We assumed these mortgages in connection with certain of our acquisitions.  Our mortgage notes are non-recourse and do not contain any material financial covenants.

The required principal payments due during the next five years and thereafter under all our outstanding debt as of December 31, 2012 are as follows:

2013	$1,933
2014	2,072
2015	98,191
2016	24,708
2017	351,308
Thereafter	12,265
$490,477

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 8. Fair Value of Financial Instruments

Our financial instruments at December 31, 2012, include cash and cash equivalents, restricted cash, rents receivable, mortgage notes payable, accounts payable, our revolving credit facility and our term loan, amounts due to related persons, other accrued expenses and security deposits. At December 31, 2012, the fair values of our financial instruments approximated their carrying values in our consolidated financial statements, except as follows:

	Carrying	Fair
	Amount	Value
Mortgage note payable, 5.73% interest rate, including unamortized premium of $621, due in 2015	$49,274	$51,117
Mortgage note payable, 6.21% interest rate, due in 2016	24,441	27,109
Mortgage note payable, 7.00% interest rate, including unamortized premium of $878, due in 2019	10,247	11,126
Mortgage note payable, 8.15% interest rate, including unamortized premium of $651, due in 2021	9,165	10,460
	$93,127	$99,812

We estimate the fair values of our mortgage notes payable by using discounted cash flow analyses and currently prevailing market terms as of the measurement date (Level 3 inputs as defined in the fair value hierarchy under GAAP).  Because our inputs are unobservable, our estimated fair value may differ materially from the actual fair value.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity
Shareholders' Equity

Note 9. Shareholders’ Equity

Share Awards

We have common shares available for issuance under the terms of our 2009 Plan.  As described in Note 5, we awarded common shares to our officers and certain employees of RMR in 2010, 2011 and 2012.  We also awarded to each of our Trustees 2,000 common shares in 2012 with an aggregate market value of $224 ($45 per Trustee), 2,000 common shares in 2011 with an aggregate market value of $256 ($51 per Trustee) and 1,500 common shares in 2010 with an aggregate market value of $208 ($42 per Trustee) as part of their annual compensation, based upon the closing price of our common shares on the NYSE on the date of grant. The common shares awarded to our Trustees vested immediately. The common shares awarded to our officers and certain employees of RMR vest in five equal annual installments beginning on the date of grant. We include the value of awarded shares in general and administrative expenses at the time the awards vest.

A summary of shares granted and vested under the terms of our 2009 Plan for the years ended December 31, 2012, 2011 and 2010, is as follows:

	2012		2011		2010
		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
	of	Grant Date	of	Grant Date	of	Grant Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Unvested shares, beginning of year	64,270	$23.92	44,320	$25.21	20,080	$22.14
Shares granted	93,058	23.72	50,850	23.16	44,450	26.92
Shares vested	(81,224)	23.77	(30,900)	24.52	(20,210)	25.92
Unvested shares, end of year	76,104	23.84	64,270	23.92	44,320	25.21

The 76,104 unvested shares as of December 31, 2012 are scheduled to vest as follows: 27,863 shares in 2013, 23,264 shares in 2014, 16,373 shares in 2015 and 8,604 in 2016.  As of December 31, 2012, the estimated future compensation expense for the unvested shares was $1,824 based on the closing share price of our common shares on the NYSE on December 31, 2012 of $23.97.  The weighted average period over which the compensation expense will be recorded is approximately 22 months.  During the years ended December 31, 2012, 2011 and 2010, we recorded $1,598, $1,646 and $742, respectively, of compensation expense related to our 2009 Plan.

At December 31, 2012, 1,781,112 of our common shares remain available for issuance under the 2009 Plan.

Distributions

On February 24, 2012, May 24, 2012 and August 22, 2012 we paid a $0.42 per share distribution to our common shareholders.  On November 21, 2012 we paid a $0.43 per share distribution to our common shareholders.  On January 10, 2013, we declared a distribution payable to common shareholders of record on January 25, 2013 in the amount of $0.43 per share.  We paid this distribution on February 22, 2013.

Cash distributions per share paid or payable by us to our common shareholders for the years ended December 31, 2012, 2011, and 2010 were $1.69, $1.67 and $1.21, respectively. The characterization of our distributions paid or accrued in 2012, 2011 and 2010 was 80.36%, 92.88% and 98.34% ordinary income, respectively, and 19.64%, 7.12% and 1.66% return of capital, respectively.

Share Sales

On October 19, 2012, we issued 7,500,000 of our common shares in a public offering at a price of $23.25 per share, raising net proceeds of approximately $166,718.  We used the net proceeds from this offering to repay amounts outstanding under our revolving credit facility and for general business purposes, including funding acquisitions.

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

Note 10. Selected Quarterly Financial Data (Unaudited)

The following is a summary of our unaudited quarterly results of operations for 2012 and 2011.  Reclassifications have been made to the previously reported results to reflect two properties classified as discontinued operations as described in Note 4:

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income	$49,997	$49,808	$53,593	$55,850
Net income	13,059	11,954	11,756	13,191
Net income per common share	0.28	0.25	0.25	0.25
Common distributions declared	0.42	0.42	0.42	0.43

	2011
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income	$38,579	$41,451	$45,243	$51,106
Net income	10,254	10,932	11,563	13,248
Net income per common share	0.25	0.27	0.26	0.28
Common distributions declared	0.41	0.42	0.42	0.42

Amounts previously reported have been adjusted as follows:

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income as previously reported in 2012	$50,455	$50,273	$54,083	$56,265
Total revenues reclassified as discontinued operations during the first quarter of 2013	(458)	(465)	(490)	(415)
Total revenues restated	$49,997	$49,808	$53,593	$55,850

	2011
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income as previously reported in 2011	$39,228	$42,107	$45,889	$51,726
Total revenues reclassified as discontinued operations during the first quarter of 2013	(649)	(656)	(646)	(620)
Total revenues restated	$38,579	$41,451	$45,243	$51,106

Pro Forma Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Pro Forma Information (Unaudited)
Pro Forma Information (Unaudited)

Note 11. Pro Forma Information (Unaudited)

During the year ended December 31, 2012, we purchased 13 properties for an aggregate purchase price of $213,974, excluding acquisition costs.  In October 2012, we issued 7,500,000 of our common shares.  In January 2012, we entered into a $350,000 unsecured term loan to, among other things, repay amounts outstanding under our unsecured revolving credit facility.  During 2011, we purchased 16 properties for an aggregate purchase price of $444,050, including the assumption of $49,395 of mortgage debt and excluding acquisition costs.  Also in 2011, we amended our $500,000 revolving credit facility, to, among other things, increase maximum borrowings under the facility to $550,000 and we issued 6,500,000 of our common shares.  The following table presents our pro forma results of operations as if these acquisitions and financing activities were completed on January 1, 2011. This pro forma data is not necessarily indicative of what our actual results of operations would have been for the periods presented, nor does it represent the results of operations for any future period. Differences could result from various factors, including but not limited to, additional property acquisitions, property sales, changes in interest rates and changes in our debt or equity capital structure, and such differences could be significant.

	For the Year Ended December 31,
	2012	2011
Total revenues	$227,753	$233,067
Net income	56,747	59,744
Per share data:
Net income	$1.04	$1.10

During the years ended December 31, 2012 and 2011, we recognized revenues of $62,380 and $22,951, respectively, and operating income of $19,219 and $4,947, respectively, arising from the above referenced acquisitions.

SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2012
SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION
SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION

GOVERNMENT PROPERTIES INCOME TRUST

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2012

(dollars in thousands)

			Initial Cost to Company				Cost amount carried at Close of Period
Location	State	Encumbrances	Land	Buildings and Equipment	Costs Capitalized Subsequent to Acquisition	Impairment/ Writedowns	Land	Buildings and Equipment	Total(1)	Accumulated Depreciation(2)	Date Acquired	Original Construction Date
Montgomery	AL	$—	$920	$9,084	$22	$—	$920	$9,106	$10,026	$(341)	06/22/2011	2007
Phoenix	AZ	—	2,687	11,532	1,471	—	2,729	12,961	15,690	(4,831)	05/15/1997	1997
Safford	AZ	—	460	11,708	58	—	460	11,766	12,226	(732)	06/16/2010	1992
Fresno	CA	—	7,276	61,118	9	—	7,277	61,126	68,403	(15,854)	08/29/2002	1971
Sacramento	CA	—	2,290	35,891	2,420	—	2,290	38,311	40,601	(2,775)	12/17/2009	1988
Sacramento	CA	—	1,550	12,263	669	—	1,550	12,932	14,482	(945)	12/23/2009	1988
Sacramento	CA	—	1,450	9,465	1,038	—	1,450	10,503	11,953	(318)	09/14/2011	1992
San Diego	CA	—	2,916	12,456	1,284	—	2,967	13,689	16,656	(5,399)	03/31/1997	1994
San Diego	CA	—	4,269	18,316	869	—	4,347	19,107	23,454	(7,600)	03/31/1997	1996
San Diego	CA	—	685	5,530	423	—	685	5,953	6,638	(1,673)	06/24/2002	1986
San Diego	CA	—	5,250	10,549	2,223	—	5,250	12,772	18,022	(661)	07/16/2010	1981
Stockton	CA	—	563	5,470	—	—	563	5,470	6,033	(57)	07/20/2012	2012
Golden	CO	—	494	152	6,347	—	495	6,498	6,993	(2,348)	03/31/1997	1997
Lakewood	CO	—	936	9,160	412	—	936	9,572	10,508	(2,355)	10/11/2002	1981
Lakewood	CO	—	915	9,106	813	—	915	9,919	10,834	(2,356)	10/11/2002	1981
Lakewood	CO	—	1,035	9,271	630	—	1,036	9,900	10,936	(2,401)	10/11/2002	1981
Lakewood	CO	9,165	2,640	23,777	769	—	2,640	24,546	27,186	(1,804)	01/15/2010	1997
Washington	DC	—	12,008	51,528	20,601	—	12,227	71,910	84,137	(24,164)	03/31/1997	1996
Washington DC	DC	—	26,000	25,955	2,039	—	26,000	27,994	53,994	(1,534)	08/17/2010	1989
Plantation	FL	—	4,800	30,592	135	—	4,800	30,727	35,527	(1,276)	05/12/2011	1999
Tampa	FL	10,247	1,100	11,773	78	—	1,100	11,851	12,951	(662)	10/15/2010	1994
Atlanta	GA	—	425	4,119	119	—	425	4,238	4,663	(920)	07/16/2004	1967
Atlanta	GA	—	1,713	7,649	906	—	1,713	8,555	10,268	(1,862)	07/16/2004	1967
Atlanta	GA	—	372	3,600	148	—	372	3,748	4,120	(812)	07/16/2004	1967
Atlanta	GA	—	364	3,527	87	—	364	3,614	3,978	(754)	07/16/2004	1967
Atlanta	GA	—	1,122	10,867	337	—	1,122	11,204	12,326	(2,482)	07/16/2004	1967
Atlanta	GA	—	1,521	11,826	107	—	1,521	11,933	13,454	(2,505)	07/16/2004	1972
Atlanta	GA	—	10,250	27,933	88	—	10,250	28,021	38,271	(873)	09/30/2011	1968
Atlanta	GA	—	4,047	20,017	—	—	4,047	20,017	24,064	(209)	07/25/2012	2005

GOVERNMENT PROPERTIES INCOME TRUST

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)

December 31, 2012

(dollars in thousands)

			Initial Cost to Company				Cost amount carried at Close of Period
Location	State	Encumbrances	Land	Buildings and Equipment	Costs Capitalized Subsequent to Acquisition	Impairment/ Writedowns	Land	Buildings and Equipment	Total(1)	Accumulated Depreciation(2)	Date Acquired	Original Construction Date
Ellenwood	GA	—	1,390	19,635	—	—	1,390	19,635	21,025	(205)	07/25/2012	2007
Savannah	GA	—	950	2,376	46	—	950	2,422	3,372	(144)	07/16/2010	1990
Boise	ID	—	1,152	12,755	—	—	1,152	12,755	13,907	(106)	09/11/2012	1996
Boise	ID	—	1,162	8,398	—	—	1,162	8,398	9,560	(70)	09/11/2012	1997
Boise	ID	—	1,076	7,873	—	—	1,076	7,873	8,949	(66)	09/11/2012	2002
Arlington Heights	IL	—	1,450	13,160	456	—	1,450	13,616	15,066	(1,019)	12/29/2009	2002
Indianapolis	IN	22,173	1,250	20,018	360	—	1,250	20,378	21,628	(637)	10/14/2011	2000
Indianapolis	IN	27,101	1,460	24,984	349	—	1,460	25,333	26,793	(790)	10/14/2011	2001
Indianapolis	IN	—	1,460	23,886	312	—	1,460	24,198	25,658	(755)	10/14/2011	2008
Kansas City	KS	—	640	9,932	741	—	640	10,673	11,313	(623)	06/16/2010	1990
Florence	KY	—	1,698	11,722	—	—	1,698	11,722	13,420	—	12/31/2012	1980
Boston	MA	—	5,100	17,293	465	—	5,100	17,758	22,858	(1,015)	08/17/2010	1988
Malden	MA	—	1,050	31,086	—	—	1,050	31,086	32,136	(2,001)	05/24/2010	2008
Quincy	MA	—	2,700	9,199	116	—	2,700	9,315	12,015	(433)	02/16/2011	1985
Stoneham	MA	—	1,670	11,035	258	—	1,670	11,293	12,963	(695)	06/16/2010	1987
Baltimore	MD	—	900	8,097	1,139	—	901	9,235	10,136	(3,398)	10/15/1998	1989
Germantown	MD	—	2,305	9,890	736	—	2,347	10,584	12,931	(4,096)	03/31/1997	1995
Landover	MD	24,441	4,110	36,371	114	—	4,110	36,485	40,595	(2,577)	02/26/2010	2004
Riverdale	MD	—	6,240	30,368	192	—	6,240	30,560	36,800	(2,317)	09/17/2010	1994
Rockville	MD	—	3,251	29,258	4,323	—	3,251	33,581	36,832	(11,435)	02/02/1998	1986
Windsor Hill	MD	—	1,598	10,219	—	—	1,598	10,219	11,817	(21)	11/16/2012	1972
Woodlawn	MD	—	2,220	14,750	86	—	2,220	14,836	17,056	(708)	02/15/2011	1973
Woodlawn	MD	—	1,515	6,759	12	—	1,515	6,771	8,286	(324)	02/15/2011	1973
Detroit	MI	—	630	18,002	—	—	630	18,002	18,632	(1,200)	04/23/2010	2009
Minneapolis	MN	—	3,990	18,186	987	—	3,990	19,173	23,163	(1,159)	07/16/2010	1980
Roseville	MN	—	672	6,045	1,162	—	672	7,207	7,879	(2,604)	12/01/1999	1987
Kansas City	MO	—	1,443	6,193	3,764	—	1,780	9,620	11,400	(3,640)	03/31/1997	1995
Kansas City	MO	—	2,776	12,070	—	—	2,776	12,070	14,846	(75)	09/27/2012	2011
Jackson	MS	—	440	25,458	—	—	440	25,458	24,898	(265)	07/25/2012	2009

GOVERNMENT PROPERTIES INCOME TRUST

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)

December 31, 2012

(dollars in thousands)

			Initial Cost to Company				Cost amount carried at Close of Period
Location	State	Encumbrances	Land	Buildings and Equipment	Costs Capitalized Subsequent to Acquisition	Impairment/ Writedowns	Land	Buildings and Equipment	Total(1)	Accumulated Depreciation(2)	Date Acquired	Original Construction Date
Nashua	NH	—	3,000	14,052	88	—	3,000	14,140	17,140	(1,172)	08/31/2009	1997
Trenton	NJ	—	5,000	38,203	443	—	5,000	38,646	43,646	(1,919)	12/30/2010	1989
Albuquerque	NM	—	710	1,651	169	—	710	1,820	2,530	(114)	07/16/2010	1984
Albany	NY	—	790	6,400	—	—	790	6,400	7,190	(80)	06/22/2012	2004
Buffalo	NY	—	4,405	18,899	1,592	—	4,485	20,411	24,896	(8,202)	03/31/1997	1994
Holtsville	NY	—	6,530	17,711	769	—	6,530	18,480	25,010	(602)	08/31/2011	2000
New York	NY	—	36,800	66,661	175	—	36,800	66,836	103,636	(2,639)	05/27/2011	2008
Salem	OR	—	6,510	17,973	498	—	6,510	18,471	24,981	(449)	12/20/2011	2007
Columbia	SC	—	659	5,622	358	—	659	5,980	6,639	(943)	05/10/2006	1985
Columbia	SC	—	410	2,535	695	—	410	3,230	3,640	(164)	09/17/2010	1982
Columbia	SC	—	370	2,986	97	—	370	3,083	3,453	(171)	09/17/2010	1982
Memphis	TN	—	1,630	5,645	678	—	1,630	6,323	7,953	(344)	09/17/2010	1985
Waco	TX	—	2,030	8,708	2,123	—	2,060	10,801	12,861	(3,510)	12/23/1997	1997
Falls Church	VA	—	3,456	14,828	4,463	—	3,519	19,228	22,747	(8,162)	03/31/1997	1993
Stafford	VA	—	1,431	3,344	11	—	1,431	3,355	4,786	(125)	06/22/2011	1988
Stafford	VA	—	659	4,121	10	—	659	4,131	4,790	(155)	06/22/2011	1999
S. Burlington	VT	—	700	8,416	—	—	700	8,416	9,116	(577)	04/09/2010	2009
Everett	WA	—	2,155	9,823	—	—	2,155	9,823	11,978	(123)	06/28/2012	1985
Everett	WA	—	1,205	5,553	—	—	1,205	5,553	6,758	(69)	06/28/2012	1985
Richland	WA	—	2,515	10,790	706	—	2,587	11,424	14,011	(4,550)	03/31/1997	1995
Richland	WA	—	1,455	6,245	178	—	1,455	6,423	7,878	(2,569)	03/31/1997	1995
Milwaukee	WI	—	945	4,539	88	—	945	4,627	5,572	(182)	06/09/2011	2006
Falling Waters	WV	—	906	3,886	357	—	922	4,227	5,149	(1,599)	03/31/1997	1993
Cheyenne	WY	—	1,915	8,217	1,136	—	1,950	9,318	11,268	(3,751)	03/31/1997	1995
		$93,127	$242,542	$1,206,060	$74,352	$—	$243,611	$1,279,343	$1,522,954	$(175,052)

(1)                                     Excludes value of real estate intangibles. Aggregate cost for federal income tax purposes is approximately $1,675,339.

(2)                                     Depreciation on buildings and improvements is provided for periods ranging up to 40 years and on equipment up to 12 years.

GOVERNMENT PROPERTIES INCOME TRUST

SCHEDULE III

REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2012

(dollars in thousands)

Analysis of the carrying amount of real estate properties and accumulated depreciation:

	Real Estate Properties	Accumulated Depreciation
Balance at December 31, 2009	$576,757	$113,027
Additions	389,863	17,946
Balance at December 31, 2010	966,620	130,973
Additions	378,275	26,615
Disposals	(1,314)	(1,314)
Balance at December 31, 2011	1,343,581	156,274
Additions	192,673	32,078
Disposals	(13,300)	(13,300)
Balance at December 31, 2012	$1,522,954	$175,052

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation.  Prior to our IPO, CWH directly or indirectly wholly owned us, and we have presented applicable transactions at CWH’s historical basis.

These consolidated financial statements include the accounts of us and our subsidiaries, all of which are 100% owned directly or indirectly by us. All intercompany transactions and balances have been eliminated.

We account for our investment in Affiliates Insurance Company, or AIC, using the equity method of accounting. Significant influence is present through common representation on the boards of trustees or directors of us and AIC. Our Managing Trustees are also owners of Reit Management & Research LLC, or RMR, which is the manager of us and AIC, and each of our Trustees is a director of AIC. See Note 5 for a further discussion of our investment in AIC.

Real Estate Properties

Real Estate Properties.  As required by U.S. generally accepted accounting principles, or GAAP, we have generally adopted the accounting treatment and policies for our properties and business which were previously employed by CWH. We record our Initial Properties at cost to CWH and our other properties at our cost and provide depreciation on real estate investments on a straight line basis over estimated useful lives ranging up to 40 years. We and CWH estimated the purchase price allocations and the useful lives of our properties. In some circumstances, we and CWH engaged independent real estate appraisal firms to provide market information and evaluations which are relevant to our purchase price allocations and determinations of useful lives; however, we are ultimately responsible for the purchase price allocations and determinations of useful lives.

We and CWH allocated the purchase prices of our properties to land, building and improvements based on determinations of the relative fair values of these assets assuming the properties are vacant. We and CWH determined the fair value of each property using methods similar to those used by independent appraisers. We and CWH allocated a portion of the purchase price of our properties to above market and below market leases based on the present value (using an interest rate which reflects the risks associated with acquired in place leases at the time each property was acquired by us or CWH) of the difference between (i) the contractual amounts to be paid pursuant to the acquired in place leases and (ii) our estimates of fair market lease rates for the corresponding leases, measured over a period equal to the terms of the respective leases. We and CWH allocated a portion of the purchase price to acquired in place leases and tenant relationships in an amount equal to the excess of (i) the purchase price paid for each property, after adjusting existing acquired in place leases to market rental rates, over (ii) the estimated fair value of the property, as if vacant. We and CWH allocated this aggregate value between acquired in place lease values and tenant relationships based on our evaluation of the specific characteristics of each tenant’s lease. However, we have not separated the value of tenant relationships from the value of acquired in place leases because such value and related amortization expense is immaterial to the accompanying financial statements. In making these allocations, we considered factors such as estimated carrying costs during the expected lease up periods, including real estate taxes, insurance and other operating income and expenses and costs, such as leasing commissions, legal and other related expenses, to execute similar leases in current market conditions at the time a property was acquired by us or CWH. If the value of tenant relationships becomes material in the future, we may separately allocate those amounts and amortize the allocated amount over the estimated life of the relationships.

We amortize capitalized above market lease values (included in acquired in place real estate leases in our consolidated balance sheets) and below market lease values (presented as assumed real estate lease obligations in our consolidated balance sheets) as a reduction or increase, respectively, to rental income over the terms of the associated leases. Such amortization resulted in net decreases to rental income of $2,056, $725, and $78 during the years ended December 31, 2012, 2011 and 2010, respectively, and increases to discontinued operations of $244, $227 and $44 during the years ended December 31, 2012, 2011 and 2010, respectively. We amortize the value of acquired in place leases (included in acquired in place real estate leases in our consolidated balance sheets), exclusive of the value of above market and below market acquired in place leases, over the terms of the associated leases. Such amortization amounted to $17,389, $12,182 and $4,490 during the years ended December 31, 2012, 2011 and 2010, respectively.  The amount of such amortization included in income from discontinued operations totaled $306, $391 and $103 during the years ended December 31, 2012, 2011 and 2010, respectively. When a lease is terminated prior to its stated expiration, we write off the unamortized amounts relating to that lease.

Capitalized above market lease values for properties held and used in operations were $39,594 and $38,376 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $10,892 and $6,936, respectively.  Capitalized above market lease values for properties classified as discontinued operations were $4 and $39 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $3 and $147, respectively. Capitalized below market lease values for properties held and used in operations were $28,408 and $20,539 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $9,279 and $9,137, respectively. Capitalized below market lease values for properties classified as discontinued operations were zero and $279 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of zero and $419, respectively.  The value of acquired in place leases for properties held and used in operations, exclusive of the value of above and below market acquired in place leases, were $148,578 and $105,507 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $32,769 and $19,355, respectively.  The value of acquired in place leases for properties classified as discontinued operations, exclusive of the value of above and below market acquired in place leases, were $78 and $384 as of December 31, 2012 and 2011, respectively, net of accumulated amortization of $50 and $494, respectively.  Future amortization of net intangible lease assets and liabilities, excluding discontinued operations, to be recognized over the current terms of the associated leases as of December 31, 2012 are estimated to be $20,514 in 2013, $19,919 in 2014, $17,757 in 2015, $15,976 in 2016, $14,410 in 2017 and $36,696 thereafter.

We regularly evaluate whether events or changes in circumstances have occurred that could indicate an impairment in the value of long lived assets. If there is an indication that the carrying value of an asset is not recoverable, we estimate the projected undiscounted cash flows to determine if an impairment loss should be recognized. We determine the amount of any impairment loss by comparing the historical carrying value to estimated fair value. We estimate fair value through an evaluation of recent financial performance and projected discounted cash flows using standard industry valuation techniques. In addition to consideration of impairment upon the events or changes in circumstances described above, we regularly evaluate the remaining lives of our long lived assets. If we change our estimate of the remaining lives, we allocate the carrying value of the affected assets over their revised remaining lives.

Cash and Cash Equivalents	Cash and Cash Equivalents. We consider highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents.
Restricted Cash

Restricted Cash.  Restricted cash consists of amounts escrowed for future real estate taxes, insurance, leasing costs, capital expenditures and debt service, as required by certain of our mortgage debts.

Deferred leasing costs

Deferred Leasing Costs.  Deferred leasing costs include brokerage, legal and other fees associated with the successful negotiation of leases and are amortized on a straight line basis over the terms of the respective leases. Deferred leasing costs totaled $9,395 and $5,684 at December 31, 2012 and 2011, respectively, and accumulated amortization of deferred leasing costs totaled $1,734 and $2,610 at December 31, 2012 and 2011, respectively. Future amortization of deferred leasing costs to be recognized during the current terms of our existing leases as of December 31, 2012 are estimated to be $1,316 in 2013, $1,241 in 2014, $1,177 in 2015, $1,011 in 2016, $651 in 2017 and $2,265 thereafter.

Deferred financing fees

Deferred Financing Fees.  Deferred financing fees include issuance or assumption costs related to borrowings and are capitalized and amortized on a straight line basis over the terms of the respective loans. At December 31, 2012 and 2011, deferred financing fees totaled $9,335 and $7,372, respectively, and accumulated amortization of deferred financing fees totaled $3,617 and $1,822, respectively. Future amortization of deferred financing fees to be recognized with respect to our loans as of December 31, 2012 are estimated to be $1,807 in 2013, $1,803 in 2014, $1,540 in 2015, $449 in 2016, $45 in 2017 and $74 thereafter.

Revenue Recognition

Revenue Recognition.  Rental income from operating leases is recognized on a straight line basis over the life of lease agreements. We increased (decreased) rental income by $3,553, $1,729 and ($5) to record revenue on a straight line basis during the years ended December 31, 2012, 2011 and 2010, respectively.  Rents receivable include $7,455 and $3,901 of straight line rent receivables at December 31, 2012 and 2011, respectively.

Income Taxes

Income Taxes.  We have elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, and, accordingly, we generally will not be subject to federal income taxes provided we distribute our taxable income and meet certain other requirements to qualify as a REIT. We are, however, subject to certain state and local taxes.

Cumulative Other Comprehensive Income	Cumulative Other Comprehensive Income. Cumulative other comprehensive income consists of the unrealized gains related to our investment in AIC, as described in Note 5.
Reclassifications	Reclassifications. Certain reclassifications have been made to the prior years’ financial statements to conform to the current year’s presentation.
Use of Estimates

Use of Estimates.  Preparation of these financial statements in conformity with GAAP requires us to make estimates and assumptions that may affect the amounts reported in these consolidated financial statements and related notes. The actual results could differ from these estimates.

Net Income Per Share	Net Income Per Share. We compute net income per common share using the weighted average number of common shares outstanding. We had no common share equivalents during the periods presented.
Segment Reporting	Segment Reporting. We operate in one business segment: ownership of properties that are primarily leased to government tenants.

Real Estate Properties (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Properties
Schedule of future minimum lease payments related properties (excluding real estate tax and other expense reimbursements)

Our future minimum lease payments related to our properties, excluding two properties classified as discontinued operations (excluding real estate tax and other expense reimbursements), scheduled to be received during the current terms of the existing leases as of December 31, 2012 are as follows:

2013	$198,866
2014	189,036
2015	169,926
2016	150,565
2017	131,225
Thereafter	339,292
$1,178,910

Purchase prices of acquisitions allocated based on the estimated fair values of the acquired assets and assumed liabilities

								Acquired	Other
		Number of	Square	Purchase		Buildings and	Acquired	Lease	Assumed
Date	Location	Properties	Feet	Price(1)	Land	Improvements	Leases	Obligations	Liabilities
June 2012	Everett, WA	2	111,908	$20,425	$3,360	$15,376	$2,449	$(760)	$—
June 2012	Albany, NY	1	64,000	8,525	790	6,400	1,578	(243)	—
July 2012	Stockton, CA	1	22,012	8,251	563	5,470	2,218	—	—
July 2012	Atlanta, GA	1	90,688	23,666	1,390	19,635	6,983	(4,342)	—
July 2012	Ellenwood, GA	1	352,064	33,020	4,047	20,017	8,956	—	—
July 2012	Jackson, MS	1	109,819	31,314	440	25,458	8,270	(2,854)	—
September 2012	Boise, ID	3	180,952	40,150	3,390	29,026	7,734	—	—
September 2012	Kansas City, MO	1	86,739	15,700	2,776	12,070	3,425	(2,571)	(75)
November 2012	Windsor Mill, MD(2)	1	80,398	14,450	1,598	10,219	2,679	(46)	—
December 2012	Florence, KY(2) (3)	1	167,939	18,473	1,698	11,722	5,402	(349)	(273)
		13	1,266,519	$213,974	$20,052	$155,393	$49,694	$(11,165)	$(348)

(1)                                     Purchase price excludes acquisition related costs.

(2)                                     The allocation of purchase price is based upon preliminary estimates and may change based upon the completion of our analysis of acquired in place leases.

(3)                                     Pursuant to the terms of the purchase agreement for this property, the seller is entitled to up to $1,800 of additional purchase consideration based upon the property’s 2013 real estate tax assessment.  The estimated fair value (based on Level 3 inputs as defined in the fair value hierarchy under GAAP) of this additional consideration at December 31, 2012 of $273 is included in the $18,473 purchase price. Subsequent changes in the fair value of this additional consideration will be recognized in our Consolidated Statement of Income.

Summarized income statement information for properties sold

	Year Ended December 31,
	2012	2011	2010
Rental income	$1,829	$2,571	$874
Real estate taxes	(211)	(209)	(84)
Utility expenses	(392)	(511)	(135)
Other operating expenses	(403)	(550)	(191)
Depreciation and amortization	(576)	(663)	(176)
Loss on asset impairment	(494)	—	—
Acquisition related costs	—	—	(168)
General and administrative	(153)	(152)	(48)
Income (loss) from discontinued operations	$(400)	$486	$72

Indebtedness (Tables)	12 Months Ended
Dec. 31, 2012
Indebtedness
Composition of outstanding indebtedness

	December 31,
	2012	2011
Unsecured revolving credit facility, due in 2015	$49,500	$345,500
Unsecured term loan, due in 2017	350,000	—
Mortgage note payable, 5.73% interest rate, including unamortized premium of $621, due in 2015(1)	49,274	50,118
Mortgage note payable, 6.21% interest rate, due in 2016(1)	24,441	24,713
Mortgage note payable, 7.00% interest rate, including unamortized premium of $878, due in 2019(1)	10,247	10,559
Mortgage note payable, 8.15% interest rate, including unamortized premium of $651, due in 2021(1)	9,165	9,993
	$492,627	$440,883

(1)                                     We assumed these mortgages in connection with our acquisition of certain properties.  The stated interest rates for these mortgage debts are the contractually stated rates.  We recorded the assumed mortgages at estimated fair value on the date of acquisition and we are amortizing the fair value premiums, if any, to interest expense over the respective terms of the mortgages to reduce interest expense to the estimated market interest rates as of the date of acquisition.

Schedule of the principal payments due of the outstanding debt

The required principal payments due during the next five years and thereafter under all our outstanding debt as of December 31, 2012 are as follows:

2013	$1,933
2014	2,072
2015	98,191
2016	24,708
2017	351,308
Thereafter	12,265
$490,477

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments
Schedule of fair value and carrying value of financial instruments

At December 31, 2012, the fair values of our financial instruments approximated their carrying values in our consolidated financial statements, except as follows:

	Carrying	Fair
	Amount	Value
Mortgage note payable, 5.73% interest rate, including unamortized premium of $621, due in 2015	$49,274	$51,117
Mortgage note payable, 6.21% interest rate, due in 2016	24,441	27,109
Mortgage note payable, 7.00% interest rate, including unamortized premium of $878, due in 2019	10,247	11,126
Mortgage note payable, 8.15% interest rate, including unamortized premium of $651, due in 2021	9,165	10,460
	$93,127	$99,812

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity
Summary of shares granted and vested under the terms of the entity's 2009 Plan

	2012		2011		2010
		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
	of	Grant Date	of	Grant Date	of	Grant Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Unvested shares, beginning of year	64,270	$23.92	44,320	$25.21	20,080	$22.14
Shares granted	93,058	23.72	50,850	23.16	44,450	26.92
Shares vested	(81,224)	23.77	(30,900)	24.52	(20,210)	25.92
Unvested shares, end of year	76,104	23.84	64,270	23.92	44,320	25.21

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)
Summary of unaudited quarterly results of operations

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income	$49,997	$49,808	$53,593	$55,850
Net income	13,059	11,954	11,756	13,191
Net income per common share	0.28	0.25	0.25	0.25
Common distributions declared	0.42	0.42	0.42	0.43

	2011
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income	$38,579	$41,451	$45,243	$51,106
Net income	10,254	10,932	11,563	13,248
Net income per common share	0.25	0.27	0.26	0.28
Common distributions declared	0.41	0.42	0.42	0.42

Schedule of amounts previously reported have been adjusted

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income as previously reported in 2012	$50,455	$50,273	$54,083	$56,265
Total revenues reclassified as discontinued operations during the first quarter of 2013	(458)	(465)	(490)	(415)
Total revenues restated	$49,997	$49,808	$53,593	$55,850

	2011
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income as previously reported in 2011	$39,228	$42,107	$45,889	$51,726
Total revenues reclassified as discontinued operations during the first quarter of 2013	(649)	(656)	(646)	(620)
Total revenues restated	$38,579	$41,451	$45,243	$51,106

Pro Forma Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Information (Unaudited)
Schedule of pro forma results of operations
	For the Year Ended December 31,
	2012	2011
Total revenues	$227,753	$233,067
Net income	56,747	59,744
Per share data:
Net income	$1.04	$1.10

Organization (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2009 CWH	Apr. 24, 2009 CWH subsidiary	Feb. 17, 2009 CWH
Related Party Transaction
Common shares of beneficial interest issued			9.95
Common shares of beneficial interest, par value (in dollars per share)	$ 0.01	$ 0.01			$ 0.01
Percentage of ownership of Initial Properties acquired by means of contribution from CWH to one of the Company's subsidiaries				100.00%
Number of subsidiaries receiving a contribution from CWH				1

Organization (Details 2)	Dec. 31, 2012 State property sqft	Dec. 31, 2012 Discontinued operations property	Apr. 24, 2009 CWH property
Organization
Number of properties owned	84	2	29
Number of states in which owned properties located	32
Rentable area of properties (in square feet)	10,200,000

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Percentage of interest in subsidiaries	100.00%
Maximum original maturity period of cash and short term investments	3 months
Real Estate Properties
Decreases to rental income from amortization of capitalized above market and below market leases	$ 2,056	$ 725	$ 78
Increases to discontinued operations due to amortization of below market lease values	244	227	44
Amortization of the value of leases	19,507	13,071	4,627
Capitalized value of leases	144,401	117,173
Deferred Leasing Costs
Deferred leasing costs, gross	9,395	5,684
Accumulated amortization of deferred leasing costs	1,734	2,610
Future amortization of deferred leasing costs
2013	1,316
2014	1,241
2015	1,177
2016	1,011
2017	651
Thereafter	2,265
Deferred Financing Fees
Deferred financing fees, gross	9,335	7,372
Accumulated amortization of deferred financing fees	3,617	1,822
Future amortization of deferred financing fees
2013	1,807
2014	1,803
2015	1,540
2016	449
2017	45
Thereafter	74
Increase (decrease) in rental income to record	3,553	1,729	(5)
Straight line rent receivables	7,455	3,901
Number of business segments	1
Maximum
Real Estate Properties
Estimated useful lives	40 years
Operations
Projected future amortization of net intangible lease assets and liabilities, excluding discontinued operations
2013	20,514
2014	19,919
2015	17,757
2016	15,976
2017	14,410
Thereafter	36,696
In place leases
Real Estate Properties
Amortization of the value of leases	17,389	12,182	4,490
In place leases | Operations
Real Estate Properties
Capitalized value of leases	148,578	105,507
Accumulated amortization of capitalized lease values	32,769	19,355
In place leases | Discontinued operations
Real Estate Properties
Amortization of the value of leases	306	391	103
Capitalized value of leases	78	384
Accumulated amortization of capitalized lease values	50	494
Above market lease | Operations
Real Estate Properties
Capitalized value of leases	39,594	38,376
Accumulated amortization of capitalized lease values	10,892	7,656
Above market lease | Discontinued operations
Real Estate Properties
Capitalized value of leases	4	39
Accumulated amortization of capitalized lease values	3	147
Below market lease | Operations
Real Estate Properties
Capitalized value of leases	28,408	20,539
Accumulated amortization of capitalized lease values	9,279	9,137
Below market lease | Discontinued operations
Real Estate Properties
Capitalized value of leases	0	279
Accumulated amortization of capitalized lease values	$ 0	$ 419

Real Estate Properties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended					1 Months Ended		1 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended
Dec. 31, 2012 sqft property State	Dec. 31, 2011 property	Dec. 31, 2012 Operations property	Dec. 31, 2012 Discontinued operations property	Dec. 31, 2012 Acquisition sqft	Dec. 31, 2012 Acquisition Office property	Dec. 31, 2012 Acquisition Office warehouse property property	Dec. 31, 2012 Acquisition Office and Office Warehouse Property State	Jun. 30, 2012 Everett, WA Acquisition Office sqft property	Jun. 30, 2012 Everett, WA Acquisition Office State of Washington and occupied by Department of Social and Health Services	Jun. 30, 2012 Albany, NY Acquisition Office sqft property	Jun. 30, 2012 Albany, NY Acquisition Office State of New York and occupied by Department of Agriculture	Jul. 31, 2012 Stockton, CA Acquisition Office sqft property	Jul. 31, 2012 Stockton, CA Acquisition Office U.S. Government and occupied by Department of Immigration and Customs Enforcement	Jul. 31, 2012 Atlanta, GA Acquisition Office sqft property	Jul. 31, 2012 Ellenwood, GA Acquisition Office warehouse property sqft property	Jul. 31, 2012 Jackson, MS Acquisition Office sqft property	Sep. 30, 2012 Boise, ID Acquisition Office sqft property	Sep. 30, 2012 Boise, ID Acquisition Office U.S. Government and occupied by the Natural Resource Center and the Department of Homeland Security	Sep. 30, 2012 Kansas City MO Acquisition Office sqft property	Sep. 30, 2012 Kansas City MO Acquisition Office U.S. Government and occupied by the Federal Bureau of Investigation	Nov. 30, 2012 Windsor Mill, MD Acquisition Office item sqft property	Nov. 30, 2012 Windsor Mill, MD Acquisition Office U.S. Government and occupied by the Centers for Medicare and Medicaid	Dec. 31, 2012 Florence, KY Acquisition Office sqft property	Dec. 31, 2012 Florence, KY Acquisition Office Maximum	Dec. 31, 2012 Florence, KY Acquisition Office Maximum Level 3 inputs	Dec. 31, 2012 Florence, KY Acquisition Office U.S. Government and the Internal Revenue Service	Feb. 28, 2013 Oklahoma City, OK Office Subsequent event	Jan. 31, 2013 Oklahoma City, OK Office Subsequent event sqft	Mar. 31, 2013 Tucson, AZ Office Subsequent event	Feb. 28, 2013 Tucson, AZ Office Subsequent event sqft	Mar. 31, 2013 Tucson, AZ Office Subsequent event	Dec. 31, 2012 Tucson, AZ Office Subsequent event	Dec. 31, 2012 Tucson, AZ Office Subsequent event	Jul. 31, 2012 Atlanta, GA and Jackson, MS Acquisition Office property	Jul. 31, 2012
Atlanta, GA, Jackson, MS and Ellenwood, GA properties
Acquisition
Office warehouse property
U.S. Government and occupied by the Department of Homeland Security, Immigration and Customs Enforcement, the Federal Bureau of Investigation and the National Archives and Records Administration
																																					Jul. 31, 2012 Atlanta, GA, Jackson, MS and Ellenwood, GA properties Acquisition Office and Office Warehouse Property sqft
Real estate properties
Number of properties owned	84		82	2
Number of states in which acquired properties located	32							9
Undepreciated carrying value of real estate properties, net of impairment losses	$ 1,522,954
Number of leases entered	48
Expenditures committed on leases	13,696
Committed but unspent tenant related obligations	9,538
Weighted average lease term	5 years 8 months 12 days
Future minimum lease payments related to properties excluding discontinued operations, scheduled to be received during the current terms of the existing leases
2013			198,866
2014			189,036
2015			169,926
2016			150,565
2017			131,225
Thereafter			339,292
Total future minimum lease payments			1,178,910
Number of properties acquired or agreed to be acquired	13	16				12	1		2		1		1		1	1	1	3		1		1		1											2
Square Feet	1,192,532				1,266,519				111,908		64,000		22,012		90,688	352,064	109,819	180,952		86,739		80,398		167,939					185,881		31,051						552,571
Purchase Price	213,974	444,050			213,974				20,425		8,525		8,251		23,666	33,020	31,314	40,150		15,700		14,450		18,473													88,000
Land					20,052				3,360		790		563		1,390	4,047	440	3,390		2,776		1,598		1,698
Buildings and Improvements					155,393				15,376		6,400		5,470		19,635	20,017	25,458	29,026		12,070		10,219		11,722
Acquired Leases					49,694				2,449		1,578		2,218		6,983	8,956	8,270	7,734		3,425		2,679		5,402
Acquired Lease Obligations					(11,165)				(760)		(243)				(4,342)		(2,854)			(2,571)		(46)		(349)
Other Assumed Liabilities					(348)															(75)				(273)
Additional purchase consideration entitled to be paid to the seller, based upon the property's 2013 real estate tax assessment																									1,800
Estimated fair value of additional consideration included in the purchase price																										273
Percentage of property leased										100.00%		100.00%		100.00%					100.00%		100.00%	100.00%	97.00%				100.00%									100.00%
Number of tenants																						2
Net book value of real estate to be sold	1,347,902	1,187,307																											7,992		2,092
Aggregate sale price of properties sold, excluding closing costs																												16,300				2,189
Gain (loss) on sale of properties																												8,198		(30)
Contract purchase price																																		2,200
Loss on impairment recognized	$ 494			$ 494																													$ 494

Real Estate Properties (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 government	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 government	Dec. 31, 2011	Dec. 31, 2010
Concentration risk relating to future minimum lease payments
Number of state governments	10								10
Summarized income statement information for properties sold
Rental income	$ 55,850	$ 53,593	$ 49,808	$ 49,997	$ 51,106	$ 45,243	$ 41,451	$ 38,579	$ 209,247	$ 176,379	$ 116,345
Real estate taxes									(23,202)	(19,136)	(12,093)
Utility expenses									(16,418)	(14,805)	(8,929)
Other operating expenses									(38,155)	(31,234)	(19,746)
Depreciation and amortization									(50,590)	(39,426)	(24,063)
Loss on asset impairment									(494)
Acquisition related costs									(1,614)	(3,504)	(5,582)
General and administrative									(12,202)	(10,746)	(7,007)
Income (loss) from discontinued operations									(400)	486	72
Discontinued operations
Summarized income statement information for properties sold
Rental income									1,829	2,571	874
Real estate taxes									(211)	(209)	(84)
Utility expenses									(392)	(511)	(135)
Other operating expenses									(403)	(550)	(191)
Depreciation and amortization									(576)	(663)	(176)
Loss on asset impairment									(494)
Acquisition related costs											(168)
General and administrative									(153)	(152)	(48)
Income (loss) from discontinued operations									$ (400)	$ 486	$ 72
Future minimum lease payments | Tenant concentration | State government
Concentration risk relating to future minimum lease payments
Concentration risk, percentage									7.10%
Number of state governments	12								12
Future minimum lease payments | Tenant concentration | Government
Concentration risk relating to future minimum lease payments
Concentration risk, percentage									3.30%
Concentration risk, percentage for termination right exercisable in 2013	3.80%								3.80%
Concentration risk, percentage for termination right exercisable in 2014	3.60%								3.60%
Concentration risk, percentage for termination right exercisable in 2015	0.40%								0.40%
Concentration risk, percentage for termination right exercisable in 2016	12.60%								12.60%
Concentration risk, percentage for termination right exercisable in 2017	5.60%								5.60%
Concentration risk, percentage for termination right exercisable in 2018	2.00%								2.00%
Concentration risk, percentage for termination right exercisable in 2019	7.70%								7.70%
Concentration risk, percentage for termination right exercisable in 2020	1.60%								1.60%

Related Person Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended								1 Months Ended		12 Months Ended											1 Months Ended		12 Months Ended
	Dec. 31, 2012 property sqft	Dec. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2012 Acquisition	Dec. 31, 2012 Share Award Plan	Dec. 31, 2011 Share Award Plan	Dec. 31, 2010 Share Award Plan	Dec. 31, 2012 Office Acquisition property	Mar. 31, 2013 RMR	Mar. 31, 2012 RMR	Dec. 31, 2012 RMR agreement employee	Dec. 31, 2011 RMR	Dec. 31, 2010 RMR	Dec. 31, 2012 RMR Share Award Plan Officers and employees	Dec. 31, 2011 RMR Share Award Plan Officers and employees	Dec. 31, 2010 RMR Share Award Plan Officers and employees	Dec. 31, 2012 RMR Maximum	Dec. 31, 2012 RMR Office sqft	Dec. 31, 2011 RMR Office	Dec. 31, 2010 RMR Office	Dec. 31, 2012 CWH	Jun. 30, 2010 CWH Acquisition sqft property	Dec. 31, 2012 CWH Minimum	Dec. 31, 2012 AIC item	Dec. 31, 2011 AIC	Dec. 31, 2010 AIC
Related Party Transaction
Number of agreements to avail management and administrative services											2
Number of employees											820
Compensation at percentage of the historical cost to CWH of properties transferred											0.50%
Compensation at percentage of cost of any other properties acquired											0.70%
Amount of cost of any other properties acquired, first layer											$ 250,000
CWH previous ownership percentage in the entity	100.00%
Percentage of outstanding shares owned																					18.20%		10.00%	12.50%
Number of other companies owning outstanding shares																								5
Compensation at percentage of cost of any additional properties acquired											0.50%
Incentive fee as a percentage of product of weighted average diluted outstanding common shares and excess of FFO per share											15.00%
Incentive fee per diluted share																	$ 0.02
Business management fees paid											9,077	7,741	4,453
Number of shares issued for the incentive fee for services rendered									20,230	39,141
Management fees payable under property management agreement as a percentage of gross rents											3.00%
Construction supervision fees payable under property management agreement as a percentage of construction costs											5.00%
Property management and construction supervision fees paid											7,018	6,321	3,785
Pro rata share of RMR's internal audit costs											193	240	211
Period by which business management agreement and property management agreement get automatically renewed											1 year
Period before which the written notice is required to be given for cancellation of business management agreement and the property management agreement											60 days
Number of business days before which the notice is required to be given for termination of property management agreement											5 days
Rentable square feet of Properties	10,200,000																	1,400				1,900,000
Number of regional offices leased																		1
Rental income earned																		32	31	14
Awards granted (in shares)					93,058	50,850	44,450							43,917	40,850	36,950
Aggregate market value of shares awarded														1,043	922	985
Restricted shares vesting terms														0.2
Portion of the awards granted which will vest on each of the next four anniversaries of the grant date														0.2
Number of anniversaries of the grant date over which the awards vest														4 years
Number of properties acquired or agreed to be acquired	13	16						12														15
Purchase Price	213,974	444,050		213,974																		231,000
Common shares owned	54,643,888	47,051,650																			9,950,000
Amount invested in equity investee																								5,194
Investment at carrying value																								5,747	5,409	5,195
Recognized income (loss) related to investment in AIC	316	139	(1)																					316	139	(1)
Coverage of purchased property insurance																								500,000
Premium for property insurance																									1,286	415
Program extension term																								1 year
Premium paid in connection with the renewal, including taxes and fees																								$ 410

Concentration (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration
Number of properties owned	84
Number of states in which acquired properties located	32
Number of state governments	10
Operations
Concentration
Number of properties owned	82
Discontinued operations
Concentration
Number of properties owned	2
Annualized rental income | California | Operations
Concentration
Annualized Rental income percent	0.121
Annualized rental income | Maryland | Operations
Concentration
Annualized Rental income percent	0.126
Annualized rental income | District of Columbia | Operations
Concentration
Annualized Rental income percent	0.104
Annualized rental income | Georgia | Operations
Concentration
Annualized Rental income percent	0.096
Annualized rental income | New York | Operations
Concentration
Annualized Rental income percent	0.09
Annualized rental income | Massachusetts | Operations
Concentration
Annualized Rental income percent	0.061
Annualized rental income | Tenant concentration | U.S. Government, state governments and the United Nations | Operations
Concentration
Concentration risk, percentage	93.90%	91.90%	93.00%
Annualized rental income | Tenant concentration | U.S. Government | Operations
Concentration
Concentration risk, percentage	71.60%	69.30%	78.00%

Indebtedness (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended										1 Months Ended	12 Months Ended
	Dec. 31, 2012 loan property	Dec. 31, 2011	Dec. 31, 2012 Unsecured revolving credit facility due in 2015	Dec. 31, 2011 Unsecured revolving credit facility due in 2015	Dec. 31, 2012 5.73% Mortgage notes due in 2015	Dec. 31, 2011 5.73% Mortgage notes due in 2015	Dec. 31, 2012 6.21% Mortgage notes due in 2016	Dec. 31, 2011 6.21% Mortgage notes due in 2016	Dec. 31, 2012 7% Mortgage notes due in 2019	Dec. 31, 2011 7% Mortgage notes due in 2019	Dec. 31, 2012 8.15% Mortgage notes due in 2021	Dec. 31, 2011 8.15% Mortgage notes due in 2021	Jan. 31, 2012 Unsecured term loan, due in 2017	Dec. 31, 2012 Unsecured term loan, due in 2017
Indebtedness
Unsecured revolving credit facility	$ 49,500	$ 345,500	$ 49,500	$ 345,500
Term loan													350,000	350,000
Mortgage notes payable	93,127	95,383			49,274	50,118	24,441	24,713	10,247	10,559	9,165	9,993
Total	492,627	440,883
Interest rate (as a percent)					5.73%	5.73%	6.21%	6.21%	7.00%	7.00%	8.15%	8.15%
Unamortized fair value premium included in mortgage notes					621				878		651
Maximum borrowing capacity on revolving credit facility			550,000	500,000
Revolving credit facility, interest rate basis			LIBOR
Maximum borrowing capacity on debt instruments may be increased under certain conditions			1,100,000											700,000
Option to extend the maturity date subject to certain conditions and the payment of a fee			1 year
Term loan, interest rate basis														LIBOR
Interest rate margin (as a percent)			1.50%											1.75%
Facility fee (as a percent)			0.35%
Interest rate (as a percent)			1.71%											1.96%
The weighted average annual interest rate (as a percent)			1.75%	2.19%										1.99%
Amount available to be drawn			500,500
Term of loan													5 years
Number of assumed secured mortgage loans	4
Aggregate net book value of secured properties	122,682
Properties	5
Repayment of debt
2013	1,933
2014	2,072
2015	98,191
2016	24,708
2017	351,308
Thereafter	12,265
Aggregate outstanding debt	$ 490,477

Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Mortgage notes payable	$ 93,127	$ 95,383
5.73% Mortgage notes due in 2015
Fair Value of Financial Instruments
Mortgage notes payable	49,274	50,118
Interest rate (as a percent)	5.73%	5.73%
Unamortized fair value premium included in mortgage notes	621
6.21% Mortgage notes due in 2016
Fair Value of Financial Instruments
Mortgage notes payable	24,441	24,713
Interest rate (as a percent)	6.21%	6.21%
7% Mortgage notes due in 2019
Fair Value of Financial Instruments
Mortgage notes payable	10,247	10,559
Interest rate (as a percent)	7.00%	7.00%
Unamortized fair value premium included in mortgage notes	878
8.15% Mortgage notes due in 2021
Fair Value of Financial Instruments
Mortgage notes payable	9,165	9,993
Interest rate (as a percent)	8.15%	8.15%
Unamortized fair value premium included in mortgage notes	651
Carrying Amount
Fair Value of Financial Instruments
Mortgage notes payable	93,127
Carrying Amount | 5.73% Mortgage notes due in 2015
Fair Value of Financial Instruments
Mortgage notes payable	49,274
Carrying Amount | 6.21% Mortgage notes due in 2016
Fair Value of Financial Instruments
Mortgage notes payable	24,441
Carrying Amount | 7% Mortgage notes due in 2019
Fair Value of Financial Instruments
Mortgage notes payable	10,247
Carrying Amount | 8.15% Mortgage notes due in 2021
Fair Value of Financial Instruments
Mortgage notes payable	9,165
Fair Value
Fair Value of Financial Instruments
Mortgage notes payable	99,812
Fair Value | 5.73% Mortgage notes due in 2015
Fair Value of Financial Instruments
Mortgage notes payable	51,117
Fair Value | 6.21% Mortgage notes due in 2016
Fair Value of Financial Instruments
Mortgage notes payable	27,109
Fair Value | 7% Mortgage notes due in 2019
Fair Value of Financial Instruments
Mortgage notes payable	11,126
Fair Value | 8.15% Mortgage notes due in 2021
Fair Value of Financial Instruments
Mortgage notes payable	$ 10,460

Shareholders' Equity (Details) (2009 Plan, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Awards
Shares granted for equity compensation plan	93,058	50,850	44,450
Shares available for issuance under the Award Plan	1,781,112
Number of Shares
Unvested shares at the beginning of the period	64,270	44,320	20,080
Granted (in shares)	93,058	50,850	44,450
Vested (in shares)	(81,224)	(30,900)	(20,210)
Unvested shares at the end of the period	76,104	64,270	44,320
Weighted Average Grant Date Fair Value
Unvested shares at the beginning of the period (in dollars per share)	$ 23.92	$ 25.21	$ 22.14
Granted (in dollars per share)	$ 23.72	$ 23.16	$ 26.92
Vested (in dollars per share)	$ 23.77	$ 24.52	$ 25.92
Unvested shares at the end of the period (in dollars per share)	$ 23.84	$ 23.92	$ 25.21
Vesting schedule of unvested shares
2013 (in shares)	27,863
2014 (in shares)	23,264
2015 (in shares)	16,373
2016 (in shares)	8,604
Share Awards, additional disclosures
Estimated future compensation expense for the unvested shares	$ 1,824
Closing share price of the entity's common shares (in dollars per share)	$ 23.97
Weighted average period of recognition of compensation expenses	22 months
Compensation expense	1,598	1,646	742
Officers and employees | RMR
Share Awards
Shares granted for equity compensation plan	43,917	40,850	36,950
Aggregate market value of shares granted under the Award Plan	1,043	922	985
Award vesting period	5 years
Number of Shares
Granted (in shares)	43,917	40,850	36,950
Trustees
Share Awards
Shares granted for equity compensation plan	2,000	2,000	1,500
Aggregate market value of shares granted under the Award Plan	224	256	208
Market value of common shares awarded to each trustee (in dollars)	$ 45	$ 51	$ 42
Number of Shares
Granted (in shares)	2,000	2,000	1,500

Shareholders' Equity (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					3 Months Ended								12 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 10, 2013	Oct. 19, 2012
Distributions
Cash distribution to common shareholders (in dollars per share)	$ 0.43		$ 0.42	$ 0.42	$ 0.42
Distribution payable to common shareholders (in dollars per share)																	$ 0.43
Cash distribution per common share paid or accrued (in dollars per share)						$ 0.43	$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.41	$ 1.69	$ 1.67	$ 1.21
Characterization of distributions paid or accrued as a percentage of ordinary income														80.36%	92.88%	98.34%
Characterization of distributions paid or accrued as a percentage of return of capital														19.64%	7.12%	1.66%
Share Sales
Number of shares sold		7,500,000
Price per share of shares sold																		$ 23.25
Net proceeds on sale of shares		$ 166,718												$ 166,718	$ 157,870	$ 418,930

Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 property	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010
Number of properties	84								84
Rental income	$ 55,850	$ 53,593	$ 49,808	$ 49,997	$ 51,106	$ 45,243	$ 41,451	$ 38,579	$ 209,247	$ 176,379	$ 116,345
Net income	13,191	11,756	11,954	13,059	13,248	11,563	10,932	10,254	49,960	45,997	27,795
Per Share data:
Net income per common share (in dollars per share)	$ 0.25	$ 0.25	$ 0.25	$ 0.28	$ 0.28	$ 0.26	$ 0.27	$ 0.25	$ 1.03	$ 1.06	$ 0.81
Common distributions declared (in dollars per share)	$ 0.43	$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.41	$ 1.69	$ 1.67	$ 1.21
Previously reported
Rental income	56,265	54,083	50,273	50,455	51,726	45,889	42,107	39,228
Reclassification adjustment
Rental income	(415)	(490)	(465)	(458)	(620)	(646)	(656)	(649)
Discontinued operations
Number of properties	2								2
Rental income									$ 1,829	$ 2,571	$ 874

Pro Forma Information (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended					1 Months Ended	12 Months Ended
	Oct. 31, 2012	Dec. 31, 2012 property	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011 property	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 property	Dec. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2012 Acquisition	Dec. 31, 2011 Acquisition	Jan. 31, 2012 Unsecured term loan	Dec. 31, 2012 Unsecured term loan	Dec. 31, 2012 Unsecured revolving credit facility	Dec. 31, 2011 Unsecured revolving credit facility
Pro Forma Information
Number of properties purchased		13				16				13	16
Aggregate purchase price of properties purchased, excluding acquisition costs										$ 213,974	$ 444,050		$ 213,974
Number of shares issued	7,500,000										6,500,000
Term loan															350,000	350,000
Assumption of debt						49,395					49,395
Maximum borrowing capacity on revolving credit facility																	550,000	500,000
Pro forma results of operations
Total Revenues										227,753	233,067
Net Income										56,747	59,744
Per Share data:
Net Income (in dollars per share)										$ 1.04	$ 1.1
Recognized revenues		55,850	53,593	49,808	49,997	51,106	45,243	41,451	38,579	209,247	176,379	116,345	62,380	22,951
Operating income										$ 67,066	$ 57,528	$ 38,925	$ 19,219	$ 4,947

SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Real estate and accumulated depreciation
Encumbrances	$ 93,127,000
Initial Cost to Company
Land	242,542,000
Buildings and Equipment	1,206,060,000
Costs Capitalized Subsequent to Acquisition	74,352,000
Cost Amount Carried at Close of Period
Land	243,611,000
Buildings and Equipment	1,279,343,000
Total	1,522,954,000
Accumulated Depreciation	(175,052,000)
Aggregate cost for federal income tax purposes	1,675,339
Useful life of buildings and improvements	40 years
Useful life of equipment	12 years
Montgomery, AL
Initial Cost to Company
Land	920,000
Buildings and Equipment	9,084,000
Costs Capitalized Subsequent to Acquisition	22,000
Cost Amount Carried at Close of Period
Land	920,000
Buildings and Equipment	9,106,000
Total	10,026,000
Accumulated Depreciation	(341,000)
Phoenix, AZ
Initial Cost to Company
Land	2,687,000
Buildings and Equipment	11,532,000
Costs Capitalized Subsequent to Acquisition	1,471,000
Cost Amount Carried at Close of Period
Land	2,729,000
Buildings and Equipment	12,961,000
Total	15,690,000
Accumulated Depreciation	(4,831,000)
Safford, AZ
Initial Cost to Company
Land	460,000
Buildings and Equipment	11,708,000
Costs Capitalized Subsequent to Acquisition	58,000
Cost Amount Carried at Close of Period
Land	460,000
Buildings and Equipment	11,766,000
Total	12,226,000
Accumulated Depreciation	(732,000)
Fresno, CA
Initial Cost to Company
Land	7,276,000
Buildings and Equipment	61,118,000
Costs Capitalized Subsequent to Acquisition	9,000
Cost Amount Carried at Close of Period
Land	7,277,000
Buildings and Equipment	61,126,000
Total	68,403,000
Accumulated Depreciation	(15,854,000)
Sacramento, CA, location 1
Initial Cost to Company
Land	2,290,000
Buildings and Equipment	35,891,000
Costs Capitalized Subsequent to Acquisition	2,420,000
Cost Amount Carried at Close of Period
Land	2,290,000
Buildings and Equipment	38,311,000
Total	40,601,000
Accumulated Depreciation	(2,775,000)
Sacramento, CA, location 2
Initial Cost to Company
Land	1,550,000
Buildings and Equipment	12,263,000
Costs Capitalized Subsequent to Acquisition	669,000
Cost Amount Carried at Close of Period
Land	1,550,000
Buildings and Equipment	12,932,000
Total	14,482,000
Accumulated Depreciation	(945,000)
Sacramento, CA, location 3
Initial Cost to Company
Land	1,450,000
Buildings and Equipment	9,465,000
Costs Capitalized Subsequent to Acquisition	1,038,000
Cost Amount Carried at Close of Period
Land	1,450,000
Buildings and Equipment	10,503,000
Total	11,953,000
Accumulated Depreciation	(318,000)
San Diego, CA, location 1
Initial Cost to Company
Land	2,916,000
Buildings and Equipment	12,456,000
Costs Capitalized Subsequent to Acquisition	1,284,000
Cost Amount Carried at Close of Period
Land	2,967,000
Buildings and Equipment	13,689,000
Total	16,656,000
Accumulated Depreciation	(5,399,000)
San Diego, CA, location 2
Initial Cost to Company
Land	4,269,000
Buildings and Equipment	18,316,000
Costs Capitalized Subsequent to Acquisition	869,000
Cost Amount Carried at Close of Period
Land	4,347,000
Buildings and Equipment	19,107,000
Total	23,454,000
Accumulated Depreciation	(7,600,000)
San Diego, CA, location 3
Initial Cost to Company
Land	685,000
Buildings and Equipment	5,530,000
Costs Capitalized Subsequent to Acquisition	423,000
Cost Amount Carried at Close of Period
Land	685,000
Buildings and Equipment	5,953,000
Total	6,638,000
Accumulated Depreciation	(1,673,000)
San Diego, CA, location 4
Initial Cost to Company
Land	5,250,000
Buildings and Equipment	10,549,000
Costs Capitalized Subsequent to Acquisition	2,223,000
Cost Amount Carried at Close of Period
Land	5,250,000
Buildings and Equipment	12,772,000
Total	18,022,000
Accumulated Depreciation	(661,000)
Stockton, CA
Initial Cost to Company
Land	563,000
Buildings and Equipment	5,470,000
Cost Amount Carried at Close of Period
Land	563,000
Buildings and Equipment	5,470,000
Total	6,033,000
Accumulated Depreciation	(57,000)
Golden, CO
Initial Cost to Company
Land	494,000
Buildings and Equipment	152,000
Costs Capitalized Subsequent to Acquisition	6,347,000
Cost Amount Carried at Close of Period
Land	495,000
Buildings and Equipment	6,498,000
Total	6,993,000
Accumulated Depreciation	(2,348,000)
Lakewood, CO, location 1
Initial Cost to Company
Land	936,000
Buildings and Equipment	9,160,000
Costs Capitalized Subsequent to Acquisition	412,000
Cost Amount Carried at Close of Period
Land	936,000
Buildings and Equipment	9,572,000
Total	10,508,000
Accumulated Depreciation	(2,355,000)
Lakewood, CO, location 2
Initial Cost to Company
Land	915,000
Buildings and Equipment	9,106,000
Costs Capitalized Subsequent to Acquisition	813,000
Cost Amount Carried at Close of Period
Land	915,000
Buildings and Equipment	9,919,000
Total	10,834,000
Accumulated Depreciation	(2,356,000)
Lakewood, CO, location 3
Initial Cost to Company
Land	1,035,000
Buildings and Equipment	9,271,000
Costs Capitalized Subsequent to Acquisition	630,000
Cost Amount Carried at Close of Period
Land	1,036,000
Buildings and Equipment	9,900,000
Total	10,936,000
Accumulated Depreciation	(2,401,000)
Lakewood, CO, location 4
Real estate and accumulated depreciation
Encumbrances	9,165,000
Initial Cost to Company
Land	2,640,000
Buildings and Equipment	23,777,000
Costs Capitalized Subsequent to Acquisition	769,000
Cost Amount Carried at Close of Period
Land	2,640,000
Buildings and Equipment	24,546,000
Total	27,186,000
Accumulated Depreciation	(1,804,000)
Washington, DC, location 1
Initial Cost to Company
Land	12,008,000
Buildings and Equipment	51,528,000
Costs Capitalized Subsequent to Acquisition	20,601,000
Cost Amount Carried at Close of Period
Land	12,227,000
Buildings and Equipment	71,910,000
Total	84,137,000
Accumulated Depreciation	(24,164,000)
Washington, DC, location 2
Initial Cost to Company
Land	26,000,000
Buildings and Equipment	25,955,000
Costs Capitalized Subsequent to Acquisition	2,039,000
Cost Amount Carried at Close of Period
Land	26,000,000
Buildings and Equipment	27,994,000
Total	53,994,000
Accumulated Depreciation	(1,534,000)
Plantation, FL
Initial Cost to Company
Land	4,800,000
Buildings and Equipment	30,592,000
Costs Capitalized Subsequent to Acquisition	135,000
Cost Amount Carried at Close of Period
Land	4,800,000
Buildings and Equipment	30,727,000
Total	35,527,000
Accumulated Depreciation	(1,276,000)
Tampa, FL
Real estate and accumulated depreciation
Encumbrances	10,247,000
Initial Cost to Company
Land	1,100,000
Buildings and Equipment	11,773,000
Costs Capitalized Subsequent to Acquisition	78,000
Cost Amount Carried at Close of Period
Land	1,100,000
Buildings and Equipment	11,851,000
Total	12,951,000
Accumulated Depreciation	(662,000)
Atlanta, GA, location 1
Initial Cost to Company
Land	425,000
Buildings and Equipment	4,119,000
Costs Capitalized Subsequent to Acquisition	119,000
Cost Amount Carried at Close of Period
Land	425,000
Buildings and Equipment	4,238,000
Total	4,663,000
Accumulated Depreciation	(920,000)
Atlanta, GA, location 2
Initial Cost to Company
Land	1,713,000
Buildings and Equipment	7,649,000
Costs Capitalized Subsequent to Acquisition	906,000
Cost Amount Carried at Close of Period
Land	1,713,000
Buildings and Equipment	8,555,000
Total	10,268,000
Accumulated Depreciation	(1,862,000)
Atlanta, GA, location 3
Initial Cost to Company
Land	372,000
Buildings and Equipment	3,600,000
Costs Capitalized Subsequent to Acquisition	148,000
Cost Amount Carried at Close of Period
Land	372,000
Buildings and Equipment	3,748,000
Total	4,120,000
Accumulated Depreciation	(812,000)
Atlanta, GA, location 4
Initial Cost to Company
Land	364,000
Buildings and Equipment	3,527,000
Costs Capitalized Subsequent to Acquisition	87,000
Cost Amount Carried at Close of Period
Land	364,000
Buildings and Equipment	3,614,000
Total	3,978,000
Accumulated Depreciation	(754,000)
Atlanta, GA, location 5
Initial Cost to Company
Land	1,122,000
Buildings and Equipment	10,867,000
Costs Capitalized Subsequent to Acquisition	337,000
Cost Amount Carried at Close of Period
Land	1,122,000
Buildings and Equipment	11,204,000
Total	12,326,000
Accumulated Depreciation	(2,482,000)
Atlanta, GA, location 6
Initial Cost to Company
Land	1,521,000
Buildings and Equipment	11,826,000
Costs Capitalized Subsequent to Acquisition	107,000
Cost Amount Carried at Close of Period
Land	1,521,000
Buildings and Equipment	11,933,000
Total	13,454,000
Accumulated Depreciation	(2,505,000)
Atlanta, GA, location 7
Initial Cost to Company
Land	10,250,000
Buildings and Equipment	27,933,000
Costs Capitalized Subsequent to Acquisition	88,000
Cost Amount Carried at Close of Period
Land	10,250,000
Buildings and Equipment	28,021,000
Total	38,271,000
Accumulated Depreciation	(873,000)
Atlanta, GA, location 8
Initial Cost to Company
Land	4,047,000
Buildings and Equipment	20,017,000
Cost Amount Carried at Close of Period
Land	4,047,000
Buildings and Equipment	20,017,000
Total	24,064,000
Accumulated Depreciation	(209,000)
Ellenwood, GA
Initial Cost to Company
Land	1,390,000
Buildings and Equipment	19,635,000
Cost Amount Carried at Close of Period
Land	1,390,000
Buildings and Equipment	19,635,000
Total	21,025,000
Accumulated Depreciation	(205,000)
Savannah, GA
Initial Cost to Company
Land	950,000
Buildings and Equipment	2,376,000
Costs Capitalized Subsequent to Acquisition	46,000
Cost Amount Carried at Close of Period
Land	950,000
Buildings and Equipment	2,422,000
Total	3,372,000
Accumulated Depreciation	(144,000)
Boise, ID, location 1
Initial Cost to Company
Land	1,152,000
Buildings and Equipment	12,755,000
Cost Amount Carried at Close of Period
Land	1,152,000
Buildings and Equipment	12,755,000
Total	13,907,000
Accumulated Depreciation	(106,000)
Boise, ID, location 2
Initial Cost to Company
Land	1,162,000
Buildings and Equipment	8,398,000
Cost Amount Carried at Close of Period
Land	1,162,000
Buildings and Equipment	8,398,000
Total	9,560,000
Accumulated Depreciation	(70,000)
Boise, ID, location 3
Initial Cost to Company
Land	1,076,000
Buildings and Equipment	7,873,000
Cost Amount Carried at Close of Period
Land	1,076,000
Buildings and Equipment	7,873,000
Total	8,949,000
Accumulated Depreciation	(66,000)
Arlington Heights, IL
Initial Cost to Company
Land	1,450,000
Buildings and Equipment	13,160,000
Costs Capitalized Subsequent to Acquisition	456,000
Cost Amount Carried at Close of Period
Land	1,450,000
Buildings and Equipment	13,616,000
Total	15,066,000
Accumulated Depreciation	(1,019,000)
Indianapolis, IN, location 1
Real estate and accumulated depreciation
Encumbrances	22,173,000
Initial Cost to Company
Land	1,250,000
Buildings and Equipment	20,018,000
Costs Capitalized Subsequent to Acquisition	360,000
Cost Amount Carried at Close of Period
Land	1,250,000
Buildings and Equipment	20,378,000
Total	21,628,000
Accumulated Depreciation	(637,000)
Indianapolis, IN, location 2
Real estate and accumulated depreciation
Encumbrances	27,101,000
Initial Cost to Company
Land	1,460,000
Buildings and Equipment	24,984,000
Costs Capitalized Subsequent to Acquisition	349,000
Cost Amount Carried at Close of Period
Land	1,460,000
Buildings and Equipment	25,333,000
Total	26,793,000
Accumulated Depreciation	(790,000)
Indianapolis, IN, location 3
Initial Cost to Company
Land	1,460,000
Buildings and Equipment	23,886,000
Costs Capitalized Subsequent to Acquisition	312,000
Cost Amount Carried at Close of Period
Land	1,460,000
Buildings and Equipment	24,198,000
Total	25,658,000
Accumulated Depreciation	(755,000)
Kansas City, KS
Initial Cost to Company
Land	640,000
Buildings and Equipment	9,932,000
Costs Capitalized Subsequent to Acquisition	741,000
Cost Amount Carried at Close of Period
Land	640,000
Buildings and Equipment	10,673,000
Total	11,313,000
Accumulated Depreciation	(623,000)
Florence, KY
Initial Cost to Company
Land	1,698,000
Buildings and Equipment	11,722,000
Cost Amount Carried at Close of Period
Land	1,698,000
Buildings and Equipment	11,722,000
Total	13,420,000
Boston, MA
Initial Cost to Company
Land	5,100,000
Buildings and Equipment	17,293,000
Costs Capitalized Subsequent to Acquisition	465,000
Cost Amount Carried at Close of Period
Land	5,100,000
Buildings and Equipment	17,758,000
Total	22,858,000
Accumulated Depreciation	(1,015,000)
Malden, MA
Initial Cost to Company
Land	1,050,000
Buildings and Equipment	31,086,000
Cost Amount Carried at Close of Period
Land	1,050,000
Buildings and Equipment	31,086,000
Total	32,136,000
Accumulated Depreciation	(2,001,000)
Quincy, MA
Initial Cost to Company
Land	2,700,000
Buildings and Equipment	9,199,000
Costs Capitalized Subsequent to Acquisition	116,000
Cost Amount Carried at Close of Period
Land	2,700,000
Buildings and Equipment	9,315,000
Total	12,015,000
Accumulated Depreciation	(433,000)
Stoneham, MA
Initial Cost to Company
Land	1,670,000
Buildings and Equipment	11,035,000
Costs Capitalized Subsequent to Acquisition	258,000
Cost Amount Carried at Close of Period
Land	1,670,000
Buildings and Equipment	11,293,000
Total	12,963,000
Accumulated Depreciation	(695,000)
Baltimore, MD
Initial Cost to Company
Land	900,000
Buildings and Equipment	8,097,000
Costs Capitalized Subsequent to Acquisition	1,139,000
Cost Amount Carried at Close of Period
Land	901,000
Buildings and Equipment	9,235,000
Total	10,136,000
Accumulated Depreciation	(3,398,000)
Germantown, MD
Initial Cost to Company
Land	2,305,000
Buildings and Equipment	9,890,000
Costs Capitalized Subsequent to Acquisition	736,000
Cost Amount Carried at Close of Period
Land	2,347,000
Buildings and Equipment	10,584,000
Total	12,931,000
Accumulated Depreciation	(4,096,000)
Landover, MD
Real estate and accumulated depreciation
Encumbrances	24,441,000
Initial Cost to Company
Land	4,110,000
Buildings and Equipment	36,371,000
Costs Capitalized Subsequent to Acquisition	114,000
Cost Amount Carried at Close of Period
Land	4,110,000
Buildings and Equipment	36,485,000
Total	40,595,000
Accumulated Depreciation	(2,577,000)
Riverdale, MD
Initial Cost to Company
Land	6,240,000
Buildings and Equipment	30,368,000
Costs Capitalized Subsequent to Acquisition	192,000
Cost Amount Carried at Close of Period
Land	6,240,000
Buildings and Equipment	30,560,000
Total	36,800,000
Accumulated Depreciation	(2,317,000)
Rockville, MD
Initial Cost to Company
Land	3,251,000
Buildings and Equipment	29,258,000
Costs Capitalized Subsequent to Acquisition	4,323,000
Cost Amount Carried at Close of Period
Land	3,251,000
Buildings and Equipment	33,581,000
Total	36,832,000
Accumulated Depreciation	(11,435,000)
Windsor Hill, MD
Initial Cost to Company
Land	1,598,000
Buildings and Equipment	10,219,000
Cost Amount Carried at Close of Period
Land	1,598,000
Buildings and Equipment	10,219,000
Total	11,817,000
Accumulated Depreciation	(21,000)
Woodlawn, MD, location 1
Initial Cost to Company
Land	2,220,000
Buildings and Equipment	14,750,000
Costs Capitalized Subsequent to Acquisition	86,000
Cost Amount Carried at Close of Period
Land	2,220,000
Buildings and Equipment	14,836,000
Total	17,056,000
Accumulated Depreciation	(708,000)
Woodlawn, MD, location 2
Initial Cost to Company
Land	1,515,000
Buildings and Equipment	6,759,000
Costs Capitalized Subsequent to Acquisition	12,000
Cost Amount Carried at Close of Period
Land	1,515,000
Buildings and Equipment	6,771,000
Total	8,286,000
Accumulated Depreciation	(324,000)
Detroit, MI
Initial Cost to Company
Land	630,000
Buildings and Equipment	18,002,000
Cost Amount Carried at Close of Period
Land	630,000
Buildings and Equipment	18,002,000
Total	18,632,000
Accumulated Depreciation	(1,200,000)
Minneapolis, MN
Initial Cost to Company
Land	3,990,000
Buildings and Equipment	18,186,000
Costs Capitalized Subsequent to Acquisition	987,000
Cost Amount Carried at Close of Period
Land	3,990,000
Buildings and Equipment	19,173,000
Total	23,163,000
Accumulated Depreciation	(1,159,000)
Roseville, MN
Initial Cost to Company
Land	672,000
Buildings and Equipment	6,045,000
Costs Capitalized Subsequent to Acquisition	1,162,000
Cost Amount Carried at Close of Period
Land	672,000
Buildings and Equipment	7,207,000
Total	7,879,000
Accumulated Depreciation	(2,604,000)
Kansas City, MO, location 1
Initial Cost to Company
Land	1,443,000
Buildings and Equipment	6,193,000
Costs Capitalized Subsequent to Acquisition	3,764,000
Cost Amount Carried at Close of Period
Land	1,780,000
Buildings and Equipment	9,620,000
Total	11,400,000
Accumulated Depreciation	(3,640,000)
Kansas City, MO, location 2
Initial Cost to Company
Land	2,776,000
Buildings and Equipment	12,070,000
Cost Amount Carried at Close of Period
Land	2,776,000
Buildings and Equipment	12,070,000
Total	14,846,000
Accumulated Depreciation	(75,000)
Jackson, MS
Initial Cost to Company
Land	440,000
Buildings and Equipment	25,458,000
Cost Amount Carried at Close of Period
Land	440,000
Buildings and Equipment	25,458,000
Total	24,898,000
Accumulated Depreciation	(265,000)
Nashua, NH
Initial Cost to Company
Land	3,000,000
Buildings and Equipment	14,052,000
Costs Capitalized Subsequent to Acquisition	88,000
Cost Amount Carried at Close of Period
Land	3,000,000
Buildings and Equipment	14,140,000
Total	17,140,000
Accumulated Depreciation	(1,172,000)
Trenton, NJ
Initial Cost to Company
Land	5,000,000
Buildings and Equipment	38,203,000
Costs Capitalized Subsequent to Acquisition	443,000
Cost Amount Carried at Close of Period
Land	5,000,000
Buildings and Equipment	38,646,000
Total	43,646,000
Accumulated Depreciation	(1,919,000)
Albuquerque, NM
Initial Cost to Company
Land	710,000
Buildings and Equipment	1,651,000
Costs Capitalized Subsequent to Acquisition	169,000
Cost Amount Carried at Close of Period
Land	710,000
Buildings and Equipment	1,820,000
Total	2,530,000
Accumulated Depreciation	(114,000)
Albany, NY
Initial Cost to Company
Land	790,000
Buildings and Equipment	6,400,000
Cost Amount Carried at Close of Period
Land	790,000
Buildings and Equipment	6,400,000
Total	7,190,000
Accumulated Depreciation	(80,000)
Buffalo, NY
Initial Cost to Company
Land	4,405,000
Buildings and Equipment	18,899,000
Costs Capitalized Subsequent to Acquisition	1,592,000
Cost Amount Carried at Close of Period
Land	4,485,000
Buildings and Equipment	20,411,000
Total	24,896,000
Accumulated Depreciation	(8,202,000)
Holtsville, NY
Initial Cost to Company
Land	6,530,000
Buildings and Equipment	17,711,000
Costs Capitalized Subsequent to Acquisition	769,000
Cost Amount Carried at Close of Period
Land	6,530,000
Buildings and Equipment	18,480,000
Total	25,010,000
Accumulated Depreciation	(602,000)
New York, NY
Initial Cost to Company
Land	36,800,000
Buildings and Equipment	66,661,000
Costs Capitalized Subsequent to Acquisition	175,000
Cost Amount Carried at Close of Period
Land	36,800,000
Buildings and Equipment	66,836,000
Total	103,636,000
Accumulated Depreciation	(2,639,000)
Salem, OR
Initial Cost to Company
Land	6,510,000
Buildings and Equipment	17,973,000
Costs Capitalized Subsequent to Acquisition	498,000
Cost Amount Carried at Close of Period
Land	6,510,000
Buildings and Equipment	18,471,000
Total	24,981,000
Accumulated Depreciation	(449,000)
Columbia, SC, location 1
Initial Cost to Company
Land	659,000
Buildings and Equipment	5,622,000
Costs Capitalized Subsequent to Acquisition	358,000
Cost Amount Carried at Close of Period
Land	659,000
Buildings and Equipment	5,980,000
Total	6,639,000
Accumulated Depreciation	(943,000)
Columbia, SC, location 2
Initial Cost to Company
Land	410,000
Buildings and Equipment	2,535,000
Costs Capitalized Subsequent to Acquisition	695,000
Cost Amount Carried at Close of Period
Land	410,000
Buildings and Equipment	3,230,000
Total	3,640,000
Accumulated Depreciation	(164,000)
Columbia, SC, location 3
Initial Cost to Company
Land	370,000
Buildings and Equipment	2,986,000
Costs Capitalized Subsequent to Acquisition	97,000
Cost Amount Carried at Close of Period
Land	370,000
Buildings and Equipment	3,083,000
Total	3,453,000
Accumulated Depreciation	(171,000)
Memphis, TN
Initial Cost to Company
Land	1,630,000
Buildings and Equipment	5,645,000
Costs Capitalized Subsequent to Acquisition	678,000
Cost Amount Carried at Close of Period
Land	1,630,000
Buildings and Equipment	6,323,000
Total	7,953,000
Accumulated Depreciation	(344,000)
Waco, TX
Initial Cost to Company
Land	2,030,000
Buildings and Equipment	8,708,000
Costs Capitalized Subsequent to Acquisition	2,123,000
Cost Amount Carried at Close of Period
Land	2,060,000
Buildings and Equipment	10,801,000
Total	12,861,000
Accumulated Depreciation	(3,510,000)
Falls Church, VA
Initial Cost to Company
Land	3,456,000
Buildings and Equipment	14,828,000
Costs Capitalized Subsequent to Acquisition	4,463,000
Cost Amount Carried at Close of Period
Land	3,519,000
Buildings and Equipment	19,228,000
Total	22,747,000
Accumulated Depreciation	(8,162,000)
Stafford, VA, location 1
Initial Cost to Company
Land	1,431,000
Buildings and Equipment	3,344,000
Costs Capitalized Subsequent to Acquisition	11,000
Cost Amount Carried at Close of Period
Land	1,431,000
Buildings and Equipment	3,355,000
Total	4,786,000
Accumulated Depreciation	(125,000)
Stafford, VA, location 2
Initial Cost to Company
Land	659,000
Buildings and Equipment	4,121,000
Costs Capitalized Subsequent to Acquisition	10,000
Cost Amount Carried at Close of Period
Land	659,000
Buildings and Equipment	4,131,000
Total	4,790,000
Accumulated Depreciation	(155,000)
S. Burlington, VT
Initial Cost to Company
Land	700,000
Buildings and Equipment	8,416,000
Cost Amount Carried at Close of Period
Land	700,000
Buildings and Equipment	8,416,000
Total	9,116,000
Accumulated Depreciation	(577,000)
Everett, WA, location 1
Initial Cost to Company
Land	2,155,000
Buildings and Equipment	9,823,000
Cost Amount Carried at Close of Period
Land	2,155,000
Buildings and Equipment	9,823,000
Total	11,978,000
Accumulated Depreciation	(123,000)
Everett, WA, location 2
Initial Cost to Company
Land	1,205,000
Buildings and Equipment	5,553,000
Cost Amount Carried at Close of Period
Land	1,205,000
Buildings and Equipment	5,553,000
Total	6,758,000
Accumulated Depreciation	(69,000)
Richland, WA, location 1
Initial Cost to Company
Land	2,515,000
Buildings and Equipment	10,790,000
Costs Capitalized Subsequent to Acquisition	706,000
Cost Amount Carried at Close of Period
Land	2,587,000
Buildings and Equipment	11,424,000
Total	14,011,000
Accumulated Depreciation	(4,550,000)
Richland, WA, location 2
Initial Cost to Company
Land	1,455,000
Buildings and Equipment	6,245,000
Costs Capitalized Subsequent to Acquisition	178,000
Cost Amount Carried at Close of Period
Land	1,455,000
Buildings and Equipment	6,423,000
Total	7,878,000
Accumulated Depreciation	(2,569,000)
Milwaukee, WI
Initial Cost to Company
Land	945,000
Buildings and Equipment	4,539,000
Costs Capitalized Subsequent to Acquisition	88,000
Cost Amount Carried at Close of Period
Land	945,000
Buildings and Equipment	4,627,000
Total	5,572,000
Accumulated Depreciation	(182,000)
Falling Waters, WV
Initial Cost to Company
Land	906,000
Buildings and Equipment	3,886,000
Costs Capitalized Subsequent to Acquisition	357,000
Cost Amount Carried at Close of Period
Land	922,000
Buildings and Equipment	4,227,000
Total	5,149,000
Accumulated Depreciation	(1,599,000)
Cheyenne, WY
Initial Cost to Company
Land	1,915,000
Buildings and Equipment	8,217,000
Costs Capitalized Subsequent to Acquisition	1,136,000
Cost Amount Carried at Close of Period
Land	1,950,000
Buildings and Equipment	9,318,000
Total	11,268,000
Accumulated Depreciation	$ (3,751,000)

SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties
Balance at the beginning of the period	$ 1,343,581	$ 966,620	$ 576,757
Additions	192,673	378,275	389,863
Disposals	(13,300)	(1,314)
Balance at the end of the period	1,522,954	1,343,581	966,620
Accumulated Depreciation
Balance at the beginning of the period	156,274	130,973	113,027
Additions	32,078	26,615	17,946
Disposals	(13,300)	(1,314)
Balance at the end of the period	$ 175,052	$ 156,274	$ 130,973